                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-4920
--------------------------------------------------------------------------------

                               WASATCH FUNDS, INC.

--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                             150 SOCIAL HALL AVENUE
                                    4TH FLOOR
                           SALT LAKE CITY, UTAH 84111
--------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)                  Copy to:

   Samuel S. Stewart, Jr.                         Michael J. Radmer, Esq.
     Wasatch Funds, Inc.                           Dorsey & Whitney LLP
150 Social Hall Avenue, 4th Floor             50 South Sixth Street, Suite 1500
  Salt Lake City, Utah 84111                  Minneapolis, Minnesota 55402-1498

       Registrant's telephone number, including area code: (801) 553-0777

Date of fiscal year end: September 30

Date of reporting period: December 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

CORE GROWTH FUND - SCHEDULE OF INVESTMENTS
December 31, 2004 (Unaudited)

 SHARES                                          VALUE
---------                                     -------------
          COMMON STOCKS 98.5%
          AUTO PARTS - AFTER MARKET 0.5%
  580,125 Aftermarket Technology Corp.*       $  9,340,012
                                              ------------
          BANKS 3.4%
1,704,675 HDFC Bank Ltd.                        20,450,188
5,285,562 UTI Bank Ltd.                         22,633,204
  663,561 W Holding Co., Inc.                   15,222,089
                                              ------------
                                                58,305,481
                                              ------------
          BANKS - OUTSIDE NEW YORK CITY
          2.3%
  527,545 Commerce Bancorp, Inc.                33,973,898
  114,350 First Community Bancorp                4,882,745
                                              ------------
                                                38,856,643
                                              ------------
          BIOTECHNOLOGY RESEARCH AND
          PRODUCTION 0.9%
  356,459 Charles River Laboratories
          International, Inc.*                  16,400,679
                                              ------------
          COMMUNICATIONS TECHNOLOGY 1.0%
  775,500 UTStarcom, Inc.*                      17,177,325
                                              ------------
          COMPUTER SERVICES SOFTWARE AND
          SYSTEMS 2.5%
  136,600 CACI International, Inc., Class A*     9,306,558
  320,925 QLogic Corp.*                         11,787,575
  334,375 SRA International, Inc., Class A*     21,466,875
                                              ------------
                                                42,561,008
                                              ------------
          DIVERSIFIED FINANCIAL SERVICES
          0.9%
1,396,975 U.S.I. Holdings Corp.*                16,163,001
                                              ------------
          DIVERSIFIED FINANCIALS 3.7%
  896,475 Doral Financial Corp.                 44,151,394
1,126,175 Housing Development Finance Corp.
          Ltd.                                  19,948,270
                                              ------------
                                                64,099,664
                                              ------------
          ELECTRONICS 0.9%
  702,025 Semtech Corp.*                        15,353,287
                                              ------------
          ELECTRONICS - SEMICONDUCTORS/
           COMPONENTS 3.8%
  879,699 AMIS Holdings, Inc.*                  14,532,627
  852,875 Integrated Circuit Systems, Inc.*     17,842,145
1,851,425 National Semiconductor Corp.          33,233,079
                                              ------------
                                                65,607,851
                                              ------------
          FINANCE COMPANIES 1.4%
  425,050 Accredited Home Lenders Holding
          Co.*                                  21,116,484
  201,250 United PanAm Financial Corp.*          3,835,825
                                              ------------
                                                24,952,309
                                              ------------
          FINANCE - SMALL LOAN 3.8%
2,687,156 AmeriCredit Corp.*                    65,700,964
                                              ------------
          FINANCIAL DATA PROCESSING
          SERVICES AND SYSTEMS 1.4%
  658,000 Fair Isaac Corp.                      24,135,440
                                              ------------
          FINANCIAL - MISCELLANEOUS 6.7%
  490,100 Brown & Brown, Inc.                   21,343,855
1,535,506 Fidelity National Financial, Inc.     70,126,559
  693,750 First American Corp.                  24,378,375
                                              ------------
                                               115,848,789
                                              ------------
          FOOD AND DRUG RETAILING 0.4%
  250,000 Shoppers Drug Mart Corp.*           $  7,763,613
                                              ------------
          FOODS 1.9%
1,344,850 NBTY, Inc.*                           32,289,848
                                              ------------
          HEALTH CARE FACILITIES 3.6%
  635,275 Pharmaceutical Product
          Development, Inc.*                    26,230,505
  473,525 Renal Care Group, Inc.*               17,042,165
  193,740 Sunrise Senior Living, Inc.*           8,981,786
  224,450 United Surgical Partners
          International, Inc.*                   9,359,565
                                              ------------
                                                61,614,021
                                              ------------
          HEALTH CARE MANAGEMENT SERVICES
          5.5%
  457,300 AMERIGROUP Corp. *                    34,599,318
  613,575 Pacificare Health Systems*            34,679,259
  405,875 Pediatrix Medical Group, Inc.*        25,996,294
                                              ------------
                                                95,274,871
                                              ------------
          HEALTH CARE SERVICES 3.9%
  692,350 Accredo Health, Inc.*                 19,191,942
  541,350 Apria Healthcare Group, Inc.*         17,837,482
  289,574 Express Scripts, Inc.*                22,135,037
  209,375 Lincare Holdings, Inc.*                8,929,844
                                              ------------
                                                68,094,305
                                              ------------
          HOME BUILDING 8.0%
  899,500 D.R. Horton, Inc.                     36,258,845
  505,850 Hovnanian Enterprises, Inc., Class
          A*                                    25,049,692
  527,258 M.D.C. Holdings, Inc.                 45,576,182
   40,373 NVR, Inc.*                            31,062,986
                                              ------------
                                               137,947,705
                                              ------------
          INVESTMENT MANAGEMENT COMPANIES
          1.0%
      600 Brantley Mezzanine Finance, LLC*          60,000
          ** *** +
  995,900 MCG Capital Corp.                     17,059,767
                                              ------------
                                                17,119,767
                                              ------------
          LEISURE TIME 1.6%
  854,520 SCP Pool Corp.                        27,259,188
                                              ------------
          MEDICAL AND DENTAL INSTRUMENTS
          AND SUPPLIES 1.8%
  446,063 ICU Medical, Inc.*                    12,195,362
1,576,975 PSS World Medical, Inc.*              19,735,842
                                              ------------
                                                31,931,204
                                              ------------
          REAL ESTATE INVESTMENT TRUSTS
          (REIT) 11.8%
1,530,125 Anworth Mortgage Asset Corp.          16,387,639
1,251,075 Bimini Mortgage Management, Inc.,
          Class A++                             20,092,265
  883,025 Fieldstone Investment Corp.*** +      14,622,894
  868,350 Friedman, Billings, Ramsey Group,
          Inc., Class A                         16,837,306
  871,200 HomeBanc Corp.                         8,433,216
  718,400 MortgageIT Holdings, Inc.             12,895,280
  389,350 New Century Financial Corp.           24,883,358
  667,825 Provident Senior Living Trust* ***+   10,685,200
  224,550 Redwood Trust, Inc.                   13,942,310
1,630,500 Saxon Capital, Inc.                   39,115,695
  873,025 Thornburg Mortgage, Inc.              25,282,804
                                              ------------
                                               203,177,967
                                              ------------

December 31, 2004 (Unaudited)

 SHARES                                                    VALUE
---------                                              ---------------
            RENTAL AND LEASING SERVICES -
            CONSUMER 2.6%
 1,672,920  Rent-A-Center, Inc.*                       $    44,332,380
                                                       ---------------
            RESTAURANTS 0.7%
   473,625  Ruby Tuesday, Inc.                              12,352,140
                                                       ---------------
            RETAIL 11.9%
 1,316,245  Dollar Tree Stores, Inc.*                       37,749,907
   625,425  Global Imaging Systems, Inc.*                   24,704,287
   756,875  Group 1 Automotive, Inc.*                       23,841,562
   311,275  Lithia Motors, Inc., Class A                     8,348,396
   625,250  Michaels Stores, Inc.                           18,738,742
 1,478,005  O'Reilly Automotive, Inc.*                      66,584,125
   737,695  Sonic Automotive, Inc., Class A                 18,294,836
   220,650  Tuesday Morning Corp.*                           6,758,510
                                                       ---------------
                                                           205,020,365
                                                       ---------------
            SAVINGS AND LOANS 1.5%
 1,130,798  Commercial Capital Bancorp, Inc.                26,211,898
                                                       ---------------
            SEMICONDUCTOR EQUIPMENT AND
             PRODUCTS 1.2%
 3,135,479  ASE Test Ltd.*                                  21,195,838
                                                       ---------------
            SERVICES - COMMERCIAL 6.2%
 2,281,796  Copart, Inc.*                                   60,056,871
   724,262  Waste Connections, Inc.*                        24,805,974
   750,225  WCA Waste Corp.* ++                              7,839,851
   461,195  West Corp.*                                     15,270,166
                                                       ---------------
                                                           107,972,862
                                                       ---------------
            TEXTILES - APPAREL MANUFACTURERS 0.5%
   262,225  Carter's, Inc.*                                  8,913,028
                                                       ---------------
            UTILITIES - TELECOMMUNICATIONS 1.2%
 1,027,650  Nextel Partners, Inc., Class A*                 20,080,281
                                                       ---------------
            TOTAL COMMON STOCKS
            (COST $1,243,846,455)                        1,703,053,734
                                                       ---------------

PRINCIPAL
 AMOUNT                                                    VALUE
---------                                              ---------------

            CORPORATE BONDS 0.2%

            INVESTMENT MANAGEMENT COMPANIES 0.2%
$3,000,000  Brantley Mezzanine Finance, LLC, 10.00%,
            9/21/09*** +                               $     2,942,585
                                                       ---------------
            TOTAL CORPORATE BONDS
            (COST $2,942,585)                                2,942,585
                                                       ---------------
            SHORT-TERM INVESTMENTS 1.3%

            REPURCHASE AGREEMENT 1.3%
22,202,000  Repurchase Agreement dated 12/31/04,
            1.45% due 1/3/05 with State Street Bank
            and Trust Co. collateralized by
            $17,620,000 of United States Treasury
            Bonds 7.50% due 11/15/16; value:
            $22,649,946; repurchase proceeds:
            $22,204,683 (cost $22,202,000)                  22,202,000
                                                       ---------------
            TOTAL SHORT-TERM INVESTMENTS
            (COST $22,202,000)                              22,202,000
                                                       ---------------
            TOTAL INVESTMENTS
            (COST $1,268,991,040) 100%                   1,728,198,319

            LIABILITIES LESS OTHER ASSETS (0.0)%              (238,605)
                                                       ---------------
            NET ASSETS 100.0%                          $ 1,727,959,714
                                                       ===============

*Non-income producing.

**Common Units.

***Security was fair valued under procedures adopted by the Board of Directors.

+Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933.

++Affiliated company.

See notes to Schedules of Investments.

GLOBAL SCIENCE & TECHNOLOGY FUND - SCHEDULE OF INVESTMENTS
December 31, 2004 (Unaudited)

 SHARES                                                  VALUE
---------                                           ---------------
           COMMON AND PREFERRED STOCKS 93.7%

           AEROSPACE 1.1%
   26,000  MTC Technologies, Inc.*                  $       872,820
                                                    ---------------
           AUTO COMPONENTS 0.1%
    5,145  Sundaram Clayton Ltd. (India)                     96,915
                                                    ---------------
           BANKS 1.1%
   71,225  HDFC Bank Ltd. (India)                           854,453
                                                    ---------------
           BIOTECHNOLOGY 0.9%
   19,425  Neurochem, Inc.* (Canada)                        340,520
   29,175  QIAGEN N.V.* (Netherlands)                       319,466
                                                    ---------------
                                                            659,986
                                                    ---------------
           BIOTECHNOLOGY RESEARCH AND
           PRODUCTION 0.2%
   17,275  Isolagen, Inc.*                                  135,954
                                                    ---------------
           CASINOS AND GAMBLING 0.3%
    4,125  Shuffle Master, Inc.*                            194,288
                                                    ---------------
           CHEMICALS 1.3%
   25,400  Cabot Microelectronics Corp.*                  1,017,270
                                                    ---------------
           COMMERCIAL SERVICES AND SUPPLIES 1.5%
  279,500  Vanguard Response Systems, Inc.*
           (Canada)                                       1,176,082
                                                    ---------------
           COMMUNICATIONS TECHNOLOGY 2.2%
   15,650  QUALCOMM, Inc.                                   663,560
   45,105  UTStarcom, Inc.* (China)                         999,076
    6,528  Xtera Communications, Inc.,
           Series A-1 Pfd.* *** +                             7,076
                                                    ---------------
                                                          1,669,712
                                                    ---------------
           COMPUTER SERVICES SOFTWARE AND
           SYSTEMS 11.7%
   28,650  Cognizant Technology Solutions Corp.,
           Class A*                                       1,212,754
   54,017  EPIQ Systems, Inc.*                              790,809
   16,325  Infosys Technologies Ltd. (India)                788,507
  127,850  Kintera, Inc.*                                 1,151,929
   20,475  Manhattan Associates, Inc.*                      488,943
   32,550  Opnet Technologies, Inc.*                        274,071
   36,375  PDF Solutions, Inc.*                             586,001
   53,825  QLogic Corp.*                                  1,976,992
   13,975  SRA International, Inc., Class A*                897,195
  100,650  Verisity Ltd.*                                   825,330
                                                    ---------------
                                                          8,992,531
                                                    ---------------
           COMPUTER TECHNOLOGY 1.1%
   50,250  Dot Hill Systems Corp.*                  $       393,960
   28,925  Trident Microsytems, Inc.*                       483,626
                                                    ---------------
                                                            877,586
                                                    ---------------
           DIVERSIFIED FINANCIALS 2.0%
   84,825  Housing Development Finance Corp. Ltd.
           (India)                                        1,502,530
                                                    ---------------
           DRUGS AND PHARMACEUTICALS 1.9%
   23,000  Acusphere, Inc.*                                 140,990
    8,750  Connetics Corp.*                                 212,537
   56,525  ISTA Pharmaceuticals, Inc.*                      572,033
   21,725  Ligand Pharmaceuticals, Inc., Class B*           252,879
   20,625  NeoPharm, Inc.*                                  258,019
    7,000  Northwest Biotherapeutics, Inc.*                     273
                                                    ---------------
                                                          1,436,731
                                                    ---------------
           ELECTRICAL AND ELECTRONICS 2.0%
   10,775  Multi-Fineline Electronix, Inc.*                 196,536
   18,475  Plexus Corp.*                                    240,360
   36,250  Power Integrations, Inc.*                        717,025
   34,575  TTM Technologies, Inc.*                          407,985
                                                    ---------------
                                                          1,561,906
                                                    ---------------
           ELECTRICAL EQUIPMENT 2.0%
1,683,000  Unisteel Technology Ltd. (Singapore)           1,535,810
                                                    ---------------
           ELECTRICAL EQUIPMENT AND
            COMPONENTS 0.6%
   23,900  Cohu, Inc.                                       443,584
                                                    ---------------
           ELECTRONIC EQUIPMENT AND
           INSTRUMENTS 2.7%
   10,725  Funkwerk AG (Germany)                            472,709
2,330,000  Innovalues Precision Ltd. (Singapore)            806,253
  360,000  MFS Technology Ltd. (Singapore)                  203,944
   61,000  Venture Corp. Ltd. (Singapore)                   594,010
                                                    ---------------
                                                          2,076,916
                                                    ---------------
           ELECTRONICS 1.6%
   29,375  CyberOptics Corp.*                               436,806
   60,525  Nu Horizons Electronics Corp.*                   482,990
   15,525  Semtech Corp.*                                   339,532
                                                    ---------------
                                                          1,259,328
                                                    ---------------
           ELECTRONICS - MEDICAL SYSTEMS 0.8%
   20,350  EPIX Pharmaceuticals, Inc.*                      364,469
    5,400  Intuitive Surgical, Inc.*                        216,108
                                                    ---------------
                                                            580,577
                                                    ---------------

December 31, 2004 (Unaudited)

  SHARES                                                 VALUE
----------                                          ---------------
           ELECTRONICS - SEMICONDUCTORS/
           COMPONENTS 15.4%
   84,125  Advanced Power Technology, Inc.*         $       651,128
   18,725  Altera Corp.*                                    387,608
   23,750  AMIS Holdings, Inc.*                             392,350
   15,975  DSP Group, Inc.*                                 356,722
   48,275  Integrated Circuit Systems, Inc.*              1,009,913
   19,325  Leadis Technology, Inc.*                         205,811
  152,425  Micrel, Inc.*                                  1,679,723
   81,975  National Semiconductor Corp.                   1,471,451
  116,525  PLX Technology, Inc.*                          1,211,860
    3,475  Samsung Electronics Co., Ltd. GDR (Korea)        761,025
   32,100  Silicon Laboratories, Inc.*                    1,133,451
   66,800  SIPEX Corp.*                                     312,624
   73,575  SiRF Technology Holdings, Inc.*                  935,874
   30,375  Tessera Technologies, Inc.*                    1,130,254
    4,950  Xilinx, Inc.                                     146,767
                                                    ---------------
                                                         11,786,561
                                                    ---------------
           ELECTRONICS - TECHNOLOGY 0.5%
   40,750  EFJ, Inc.*                                       393,238
                                                    ---------------
           FOOD AND DRUG RETAILING 1.0%
   23,600  Sugi Pharmacy Co. Ltd. (Japan)                   799,105
                                                    ---------------
           HEALTH CARE EQUIPMENT AND
            SUPPLIES 2.4%
   43,200  Biacore International AB (Sweden)                862,806
   64,550  MacroPore Biosurgery, Inc.*                      158,254
    3,975  Straumann Holding AG (Switzerland)               821,993
                                                    ---------------
                                                          1,843,053
                                                    ---------------
           HEALTH CARE FACILITIES 0.7%
   11,200  American Healthways, Inc.*                       370,048
    4,075  Pharmaceutical Product Development,
            Inc.*                                           168,257
                                                    ---------------
                                                            538,305
                                                    ---------------
           HEALTH CARE MANAGEMENT SERVICES 0.4%
   13,600  Computer Programs & Systems, Inc.                314,840
                                                    ---------------
           HEALTH CARE PROVIDERS AND SERVICES 0.8%
   15,500  Icon plc ADR* (Ireland)                          599,075
                                                    ---------------
           HEALTH CARE SERVICES 3.1%
   84,543  Accredo Health, Inc.*                          2,343,532
                                                    ---------------
           MACHINERY 3.4%
   34,000  Bharat Forge Ltd. (India)                        843,789
2,000,000  MMI Holdings Ltd. (Singapore)                    453,209
   43,000  Pason Systems, Inc. (Canada)                   1,325,668
                                                    ---------------
                                                          2,622,666
                                                    ---------------
           MEDIA 0.8%
  408,500  Astro All Asia Networks plc*
           (Malaysia)                                       580,500
                                                    ---------------
           MEDICAL AND DENTAL INSTRUMENTS
           AND SUPPLIES 8.5%
   60,750  Abaxis, Inc.*                            $       880,268
    3,175  Biosite, Inc.*                                   195,390
   32,050  Cyberonics, Inc.*                                664,076
   97,750  Enpath Medical, Inc.*                          1,055,700
   46,075  ICU Medical, Inc.*                             1,259,690
    4,450  IntraLase Corp.*                                 104,486
   16,125  Kyphon, Inc.*                                    415,380
   17,775  Molecular Devices Corp.*                         357,278
   79,800  NuVasive, Inc.*                                  817,950
   12,925  Techne Corp.*                                    502,782
   22,600  VNUS Medical Technologies, Inc.*                 305,552
                                                    ---------------
                                                          6,558,552
                                                    ---------------
           MISCELLANEOUS MATERIALS AND
           COMMODITIES 1.4%
   36,550  Symyx Technologies, Inc.*                      1,099,424
                                                    ---------------
           PHARMACEUTICALS 3.1%
   21,400  Angiotech Pharmaceuticals, Inc.* (Canada)        394,830
   14,589  Docpharma N.V.* (Belgium)                        586,105
   12,250  Taro Pharmaceuticals Industries Ltd.*
           (Israel)                                         416,868
   14,500  Teva Pharmaceutical Industries Ltd. ADR
           (Israel)                                         432,970
  119,078  United Drug plc (Ireland)                        561,293
                                                    ---------------
                                                          2,392,066
                                                    ---------------
           PRODUCTION TECHNOLOGY EQUIPMENT 4.3%
   39,300  August Technology Corp.*                         413,829
  165,900  Genus, Inc.*                                     318,528
  165,530  inTEST Corp.*                                    728,332
   96,100  Intevac, Inc.*                                   726,516
   24,325  Nanometrics, Inc.*                               392,095
    3,150  Nova Measuring Instruments Ltd.*
           (Israel)                                          10,836
   39,850  Rudolph Technologies, Inc.*                      684,224
                                                    ---------------
                                                          3,274,360
                                                    ---------------
           SEMICONDUCTOR EQUIPMENT AND
           PRODUCTS 7.8%
  159,250  ASE Test Ltd.* (Taiwan)                        1,076,530
   55,525  CSR plc* (United Kingdom)                        415,035
  234,975  O2Micro International Ltd.*
           (Cayman Islands)                               2,688,114
   46,250  PSi Technologies Holdings, Inc. ADR*
           (Philippines)                                     95,275
   18,525  SEZ Holding AG* (Switzerland)                    456,125
  142,464  Taiwan Semiconductor Manufacturing
           Co. Ltd.ADR (Taiwan)                           1,209,519
                                                    ---------------
                                                          5,940,598
                                                    ---------------
           SERVICES - COMMERCIAL 2.5%
    4,350  CoStar Group, Inc.*                              200,883
   30,775  IAC/InterActiveCorp*                             850,006
   95,501  Wireless Facilities, Inc.*                       901,529
                                                    ---------------
                                                          1,952,418
                                                    ---------------

December 31, 2004 (Unaudited)

 SHARES                                                  VALUE
----------                                          ---------------
           SOFTWARE 0.6%
45,275     Ninetowns Digital World Trade Holdings
           Ltd. ADR* (China)                        $       486,706
                                                    ---------------
           UTILITIES - TELECOMMUNICATIONS 1.9%
74,800     Nextel Partners, Inc., Class A*                1,461,592
                                                    ---------------
           TOTAL COMMON AND PREFERRED STOCKS
            (COST $67,218,053)                           71,931,570
                                                    ---------------
           LIMITED PARTNERSHIP INTEREST 0.0%

           OTHER 0.0%
           Montagu Newhall Global
           Partners II-B, L.P.* *** +                        35,654
                                                    ---------------
           TOTAL LIMITED PARTNERSHIP INTEREST
            (COST $47,144)                                   35,654
                                                    ---------------
           WARRANTS 0.0%

           DRUGS AND PHARMACEUTICALS 0.0%
 4,600     Acusphere, Inc.* *** +                                 -
                                                    ---------------
           ELECTRONICS - SEMICONDUCTORS/
           COMPONENTS 0.0%
 4,275     SiRF Technology Holdings, Inc.* *** +             26,591
                                                    ---------------
           TOTAL WARRANTS (COST $0)                          26,591
                                                    ---------------

PRINCIPAL
 AMOUNT                                                 VALUE
----------                                          ---------------
           SHORT-TERM INVESTMENTS 6.1%

           REPURCHASE AGREEMENT 6.1%
$4,666,000 Repurchase Agreement dated 12/31/04,
           1.45% due 1/3/05 with State Street Bank
           and Trust Co. collateralized by
           $3,705,000 of United States Treasury
           Bonds 7.50% due 11/15/16; value:
           $4,762,659; repurchase proceeds:
           $4,666,564+++ (cost $4,666,000)          $     4,666,000
                                                    ---------------
           TOTAL SHORT-TERM INVESTMENTS
            (COST $4,666,000)                             4,666,000
                                                    ---------------
           TOTAL INVESTMENTS
           (COST $71,931,197) 99.8%                      76,659,815

           OTHER ASSETS LESS LIABILITIES 0.2%               121,947
                                                    ---------------
           NET ASSETS 100.0%                        $    76,781,762
                                                    ===============

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Directors.

+Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933.

+++All or a portion of this Security has been designated as collateral for open short positions, written options or purchase commitments.

ADR American Depositary Receipt.

GDR Global Depositary Receipt.

See notes to Schedules of Investments.

December 31, 2004 (Unaudited)

At December 31, 2004, Wasatch Global Science & Technology Fund's investments, excluding short-term investments, were in the following countries:

COUNTRY                         %
--------------                ------
Belgium                        0.8
Canada                         4.5
Cayman Islands                 3.7
China                          2.1
Germany                        0.7
India                          5.7
Ireland                        1.6
Israel                         1.2
Japan                          1.1
Korea                          1.1
Malaysia                       0.8
Netherlands                    0.4
Philippines                    0.1
Singapore                      5.0
Sweden                         1.2
Switzerland                    1.8
Taiwan                         3.2
United Kingdom                 0.6
United States                 64.4
                             -----
TOTAL                        100.0%
                             =====

HERITAGE GROWTH FUND - SCHEDULE OF INVESTMENTS
December 31, 2004 (Unaudited)

 SHARES                                                  VALUE
----------                                          ---------------
           COMMON STOCKS 91.4%

           AIR TRANSPORT 0.7%
 62,475    JetBlue Airways Corp.*                   $     1,450,669
                                                    ---------------
           BANKS - NEW YORK CITY 0.8%
 74,875    New York Community Bancorp, Inc.               1,540,179
                                                    ---------------
           BANKS - OUTSIDE NEW YORK CITY 5.1%
 53,550    Commerce Bancorp, Inc.                         3,448,620
169,125    North Fork Bancorporation, Inc.                4,879,256
 62,875    TCF Financial Corp.                            2,020,803
                                                    ---------------
                                                         10,348,679
                                                    ---------------
           BIOTECHNOLOGY RESEARCH AND
           PRODUCTION 1.2%
 51,350    Charles River Laboratories
           International, Inc.*                           2,362,613
                                                    ---------------
           COMMERCIAL SERVICES AND SUPPLIES 2.4%
116,075    Willis Group Holdings Ltd.                     4,778,808
                                                    ---------------
           COMPUTER SERVICES SOFTWARE AND
           SYSTEMS 5.5%
 52,050    Affiliated Computer Services,
           Inc., Class A*                                 3,132,889
 45,000    Infosys Technologies Ltd.                      2,173,526
 16,425    Infosys Technologies Ltd. ADR                  1,138,417
 30,850    NAVTEQ Corp.*                                  1,430,206
 92,000    QLogic Corp.*                                  3,379,160
                                                    ---------------
                                                         11,254,198
                                                    ---------------
           DIVERSIFIED FINANCIAL SERVICES 1.2%
 65,350    Countrywide Financial Corp.                    2,418,603
                                                    ---------------
           DIVERSIFIED FINANCIALS 3.2%
 98,825    Doral Financial Corp.                          4,867,131
 90,000    Housing Development Finance Corp. Ltd.         1,594,197
                                                    ---------------
                                                          6,461,328
                                                    ---------------
           DRUGS AND PHARMACEUTICALS 1.0%
 47,600    Forest Laboratories, Inc.*                     2,135,336
                                                    ---------------
           EDUCATION SERVICES 3.4%
 71,325    Apollo Group, Inc., Class A*                   5,756,641
 61,000    Corinthian Colleges, Inc.*                     1,149,545
                                                    ---------------
                                                          6,906,186
                                                    ---------------
           ELECTRONICS - MEDICAL SYSTEMS 0.8%
 33,000    Medtronic, Inc.                                1,639,110
                                                    ---------------
           ELECTRONICS - SEMICONDUCTORS/
           COMPONENTS 6.6%
110,150    Linear Technology Corp.                  $     4,269,414
 81,525    Maxim Integrated Products, Inc.                3,455,845
 38,950    Microchip Technology, Inc.                     1,038,407
185,000    National Semiconductor Corp.                   3,320,750
  6,000    Samsung Electronics Co., Ltd. GDR              1,314,000
                                                    ---------------
                                                         13,398,416
                                                    ---------------
           ENERGY -  MISCELLANEOUS 0.7%
 80,750    Chesapeake Energy Corp.                        1,332,375
                                                    ---------------
           FINANCE COMPANIES 0.9%
 21,425    Capital One Financial Corp.                    1,804,199
                                                    ---------------
           FINANCE - SMALL LOAN 1.3%
108,000    AmeriCredit Corp.*                             2,640,600
                                                    ---------------
           FINANCIAL DATA PROCESSING SERVICES AND
           SYSTEMS 1.6%
 50,875    Fiserv, Inc.*                                  2,044,667
 40,325    SunGard Data Systems, Inc.*                    1,142,407
                                                    ---------------
                                                          3,187,074
                                                    ---------------
           FINANCIAL INFORMATION SERVICES 0.5%
 11,125    Moody's Corp.                                    966,206
                                                    ---------------
           FINANCIAL - MISCELLANEOUS 3.1%
 51,500    Brown & Brown, Inc.                            2,242,825
 87,000    Fidelity National Financial, Inc.              3,973,290
                                                    ---------------
                                                          6,216,115
                                                    ---------------
           HEALTH CARE EQUIPMENT AND SUPPLIES 0.5%
  5,150    Straumann Holding AG                           1,064,973
                                                    ---------------
           HEALTH CARE FACILITIES 2.9%
141,375    Health Management Associates, Inc.,
           Class A                                        3,212,040
 28,000    Quest Diagnostics, Inc.                        2,675,400
                                                    ---------------
                                                          5,887,440
                                                    ---------------
           HEALTH CARE MANAGEMENT SERVICES 5.3%
 56,000    Caremark Rx, Inc.*                             2,208,080
 56,500    Pacificare Health Systems*                     3,193,380
 46,675    WellPoint, Inc.*                               5,367,625
                                                    ---------------
                                                         10,769,085
                                                    ---------------
           HEALTH CARE SERVICES 0.9%
 23,175    Express Scripts, Inc.*                         1,771,497
                                                    ---------------

December 31, 2004 (Unaudited)

  SHARES                                                 VALUE
---------                                           ---------------
           HOME BUILDING 9.4%
   92,425  D.R. Horton, Inc.                        $     3,725,652
   31,400  Hovnanian Enterprises, Inc., Class A*          1,554,928
   67,725  Lennar Corp., Class A                          3,838,653
   17,750  M.D.C. Holdings, Inc.                          1,534,310
    6,225  NVR, Inc.*                                     4,789,515
   55,600  Pulte Homes, Inc.                              3,547,280
                                                    ---------------
                                                         18,990,338
                                                    ---------------
           INVESTMENT MANAGEMENT COMPANIES 0.3%
   15,463  SEI Investments Co.                              648,364
                                                    ---------------
           MEDICAL AND DENTAL INSTRUMENTS AND
           SUPPLIES 1.7%
   28,775  Patterson Companies, Inc.*                     1,248,547
   27,200  St. Jude Medical, Inc.*                        1,140,496
   13,500  Zimmer Holdings, Inc.*                         1,081,620
                                                    ---------------
                                                          3,470,663
                                                    ---------------
           PHARMACEUTICALS 2.8%
  192,425  Teva Pharmaceutical Industries Ltd. ADR        5,745,809
                                                    ---------------
           PRODUCTION TECHNOLOGY EQUIPMENT 1.0%
   43,050  KLA-Tencor Corp.*                              2,005,269
                                                    ---------------
           REAL ESTATE INVESTMENT TRUSTS
           (REIT) 3.9%
   80,000  Friedman, Billings, Ramsey Group,
           Inc., Class A                                  1,551,200
   61,100  iStar Financial, Inc.                          2,765,386
   33,000  New Century Financial Corp.                    2,109,030
   92,050  Provident Senior Living Trust* ***+            1,472,800
                                                    ---------------
                                                          7,898,416
                                                    ---------------
           RECREATIONAL VEHICLES AND BOATS 2.2%
   74,500  Harley-Davidson, Inc.                          4,525,875
                                                    ---------------
           RETAIL 12.3%
   42,375  Amazon.com, Inc.*                              1,876,789
   67,800  AutoZone, Inc.*                                6,190,818
   95,975  Bed Bath & Beyond, Inc.*                       3,822,684
   53,750  Best Buy Co., Inc.                             3,193,825
   21,875  CDW Corp.                                      1,451,406
   29,000  Chico's FAS, Inc.*                             1,320,370
  148,050  Dollar Tree Stores, Inc.*                      4,246,074
   12,250  Home Depot, Inc.                                 523,565
   16,750  Lowe's Companies, Inc.                           964,633
   49,200  TJX Companies, Inc.                            1,236,396
                                                    ---------------
                                                         24,826,560
                                                    ---------------
           SAVINGS AND LOANS 1.5%
   49,000  Golden West Financial Corp.                    3,009,580
                                                    ---------------
           SERVICES - COMMERCIAL 1.4%
   17,650  Corporate Executive Board Co.                  1,181,491
   60,975  IAC/InterActiveCorp*                           1,684,130
                                                    ---------------
                                                          2,865,621
                                                    ---------------
           SPECIALTY RETAIL 0.7%
  250,000  Esprit Holdings Ltd.                     $     1,511,643
                                                    ---------------
           TEXTILES, APPAREL AND LUXURY GOODS 0.8%
    5,825  Puma AG Rudolf Dassler Sport                   1,596,139
                                                    ---------------
           TEXTILES - APPAREL MANUFACTURERS 0.7%
   26,825  Coach, Inc.*                                   1,512,930
                                                    ---------------
           UTILITIES - TELECOMMUNICATIONS 3.1%
   66,325  Nextel Communications, Inc., Class A*          1,989,750
  216,175  Nextel Partners, Inc., Class A*                4,224,060
                                                    ---------------
                                                          6,213,810
                                                    ---------------
           TOTAL COMMON STOCKS
           (COST $165,927,853)                          185,154,706
                                                    ---------------

PRINCIPAL
  AMOUNT                                                VALUE
-----------                                         ---------------
            SHORT-TERM INVESTMENTS 11.2%

            REPURCHASE AGREEMENT 11.2%
$22,626,000 Repurchase Agreement dated 12/31/04,
            1.45% due 1/3/05 with State Street Bank
            and Trust Co. collateralized by
            $17,955,000 of United States Treasury
            Bonds 7.50% due 11/15/16; value:
            $23,080,578; repurchase proceeds:
            $22,628,734 (cost $22,626,000)          $    22,626,000
                                                    ---------------
            TOTAL SHORT-TERM INVESTMENTS
            (COST $22,626,000)                           22,626,000
                                                    ---------------
            TOTAL INVESTMENTS
            (COST $188,553,853) 102.6%                  207,780,706

            LIABILITIES LESS OTHER ASSETS (2.6)%         (5,308,423)
                                                    ---------------
            NET ASSETS 100.0%                       $   202,472,283
                                                    ===============

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Directors.

+Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933.

ADR American Depositary Receipt.

GDR Global Depositary Receipt.

See notes to Schedules of Investments.

INTERNATIONAL GROWTH FUND - SCHEDULE OF INVESTMENTS
December 31, 2004 (Unaudited)

   SHARES                                                          VALUE
   ------                                                          -----
          COMMON STOCKS 91.2%

          AIRLINES 2.1%
  107,500 Gol Linhas Aereas Inteligentes S.A. ADR*
          (Brazil)                                              $  3,427,100
  193,600 WestJet Airlines Ltd.* (Canada)                          1,934,145
                                                                ------------
                                                                   5,361,245
                                                                ------------

          AUTO COMPONENTS 0.5%
  560,000 Clarion Co. Ltd.* (Japan)                                1,313,160
                                                                ------------
          BANKS 1.5%
  338,100 HDFC Bank Ltd. (India)                                   4,056,027
                                                                ------------

          BIOTECHNOLOGY 3.4%
   28,610 Actelion Ltd.* (Switzerland)                             2,928,059
  775,000 Ark Therapeutics Group plc*(United Kingdom)              1,262,561
   88,000 Neurochem, Inc.* (Canada)                                1,542,640
  284,625 QIAGEN N.V.* (Netherlands)                               3,116,644
                                                                ------------
                                                                   8,849,904
                                                                ------------

          COMMERCIAL SERVICES AND SUPPLIES 9.1%
   18,000 Acadomia Group (France)                                    914,287
8,486,900 Accord Customer Care Solutions Ltd.*
          (Singapore)                                              4,444,083
  427,200 Bloomsbury Publishing plc (United Kingdom)               2,480,879
    1,450 En-Japan, Inc. (Japan)                                   4,655,802
3,375,000 Linmark Group Ltd. (Hong Kong)                           1,215,747
  302,200 Park24 Co. Ltd. (Japan)                                  5,410,343
  107,125 Techem AG* (Germany)                                     3,881,446
  154,950 Vanguard Response Systems, Inc. * (Canada)                 652,000
                                                                ------------
                                                                  23,654,587
                                                                ------------

          COMMUNICATIONS TECHNOLOGY 0.7%
   82,890 UTStarcom, Inc.* (China)                                 1,836,013
                                                                ------------
          COMPUTERS AND PERIPHERALS 1.8%
   53,900 Logitech International S.A.* (Switzerland)               3,282,410
2,422,000 TPV Technology Ltd. (Hong Kong)                          1,448,900
                                                                ------------
                                                                   4,731,310
                                                                ------------

          DIVERSIFIED FINANCIALS 6.7%
  150,000 AWD Holding AG (Germany)                                 6,257,788
   76,200 Doral Financial Corp. (Puerto Rico)                      3,752,850
  187,450 Home Capital Group, Inc., Class B (Canada)               4,880,900
1,070,000 Nissin Co Ltd. (Japan)                                   2,686,062
                                                                ------------
                                                                  17,577,600
                                                                ------------

          DIVERSIFIED TELECOMMUNICATION SERVICES 1.7%
   40,000 Option N.V.* (Belgium)                                   1,433,061
1,300,250 Zyxel Communications Corp. (Taiwan)                      3,047,141
                                                                ------------
                                                                   4,480,202
                                                                ------------

          ELECTRIC UTILITIES 1.3%
  152,150 Red Electrica de Espana (Spain)                       $  3,400,438
                                                                ------------

          ELECTRICAL EQUIPMENT 2.0%
    5,215 SAIA-Burgess Electronics AG (Switzerland)                3,107,295
2,406,700 Unisteel Technology Ltd. (Singapore)                     2,196,217
                                                                ------------
                                                                   5,303,512
                                                                ------------

          ELECTRONIC EQUIPMENT AND INSTRUMENTS 1.8%
   60,350 Funkwerk AG (Germany)                                    2,659,952
3,475,000 MFS Technology Ltd. (Singapore)                          1,968,627
                                                                ------------
                                                                   4,628,579
                                                                ------------

          FOOD AND DRUG RETAILING 3.6%
1,612,100 Convenience Retail Asia Ltd. (Hong Kong)                   591,083
   74,000 Shoppers Drug Mart Corp.* (Canada)                       2,298,029
  124,000 Sugi Pharmacy Co. Ltd. (Japan)                           4,198,687
1,457,000 Wumart Stores, Inc.* (China)                             2,343,046
                                                                ------------
                                                                   9,430,845
                                                                ------------

          HEALTH CARE EQUIPMENT AND SUPPLIES 3.4%
  156,750 Elekta AB, Class B* (Sweden)                             4,507,692
   21,025 Straumann Holding AG (Switzerland)                       4,347,777
                                                                ------------
                                                                   8,855,469
                                                                ------------

          HEALTH CARE PROVIDERS AND SERVICES 3.2%
   81,475 Icon Plc ADR* (Ireland)                                  3,149,009
  145,625 Orpea* (France)                                          5,128,474
                                                                ------------
                                                                   8,277,483
                                                                ------------

          HOTELS, RESTAURANTS AND LEISURE 1.5%
  116,175 Fairmont Hotels & Resorts, Inc. (Canada)                 4,020,121
                                                                ------------
          HOUSEHOLD DURABLES 4.3%
   59,700 Citizen Electronics Co. Ltd. (Japan)                     3,136,755
  175,000 Desarrolladora Homex, S.A. de C.V. ADR*
          (Mexico)                                                 4,138,750
1,764,000 HTL International Holdings Ltd. (Singapore)              1,436,869
1,133,000 Techtronic Industries Company Ltd. (Hong Kong)           2,477,937
                                                                ------------
                                                                  11,190,311
                                                                ------------

          HOUSEHOLD PRODUCTS 0.8%
   72,700 Milbon Co. Ltd. (Japan)                                  1,998,321
                                                                ------------

          INTERNET AND CATALOG RETAIL 1.9%
1,485,865 Carphone Warehouse Group plc
          (United Kingdom)                                         4,891,114
                                                                ------------

December 31, 2004 (Unaudited)

   SHARES                                                          VALUE
   ------                                                          -----
          INFORMATION TECHNOLOGY CONSULTING AND SERVICES 2.0%
  227,915 Indra Sistemas, S.A. (Spain)                        $  3,880,495
  197,200 Mphasis BFL Ltd. (India)                               1,271,199
                                                              ------------
                                                                 5,151,694
                                                              ------------

          LEISURE EQUIPMENT AND PRODUCTS 2.2%
  238,200 Mega Bloks, Inc.* (Canada)                             3,780,952
   39,555 Rodriguez Group (France)                               2,007,539
                                                              ------------
                                                                 5,788,491
                                                              ------------

          MACHINERY 1.5%
   57,908 Bharat Forge Ltd. (India)                              1,437,122
   79,650 Singulus Technologies* (Germany)                       1,391,728
   25,000 Takeuchi Manufacturing Co. Ltd. (Japan)                1,131,112
                                                              ------------
                                                                 3,959,962
                                                              ------------

          MEDIA 2.5%
  124,300 Alliance Atlantis Communications, Inc., Class
          B* (Canada)                                            3,387,788
  244,725 HIT Entertainment plc (United Kingdom)                 1,285,170
   61,575 JC Decaux S.A.* (France)                               1,791,503
                                                              ------------
                                                                 6,464,461
                                                              ------------

          MULTILINE RETAIL 0.4%
      385 Can Do Co. Ltd. (Japan)                                  486,986
      385 Can Do Co. Ltd. Bonus Shares* (Japan)                    486,986
                                                              ------------
                                                                   973,972
                                                              ------------

          OFFICE ELECTRONICS 1.5%
   49,050 Neopost S.A. (France)                                  3,800,265
                                                              ------------

          OIL AND GAS 3.9%
  238,520 Cairn Energy plc* (United Kingdom)                     4,982,910
  694,000 Soco International plc* (United Kingdom)               5,160,870
                                                              ------------
                                                                10,143,780
                                                              ------------

          PERSONAL PRODUCTS 0.4%
5,300,000 Peace Mark Holdings Ltd. (Hong Kong)                   1,104,593
                                                              ------------

          PHARMACEUTICALS 7.0%
  218,725 Angiotech Pharmaceuticals, Inc.* (Canada)              4,049,552
   13,250 Docpharma N.V.* (Belgium)                                532,312
      625 EPS Co., Ltd. (Japan)                                  1,994,649
   86,600 Sawai Pharmaceutical Co. Ltd. (Japan)                  2,439,377
2,100,000 SkyePharma plc* (United Kingdom)                       2,616,160
  120,000 Sun Pharmaceutical Industries Ltd. (India)             1,538,358
1,100,256 United Drug plc (Ireland)                              5,186,231
                                                              ------------
                                                                18,356,639
                                                              ------------

          REAL ESTATE 2.0%
6,000,000 Far East Consortium International
          Ltd. (Hong Kong)                                    $  2,605,172
   17,235 Unibail (Union du Credit-Bail Immobilier)
          (France)                                               2,703,328
                                                              ------------
                                                                 5,308,500
                                                              ------------

          SEMICONDUCTOR EQUIPMENT AND PRODUCTS 4.2%
   98,400 ASE Test Ltd.* (Taiwan)                                  665,184
   79,800 ASM International N.V.* (Netherlands)                  1,309,518
  383,300 CSR plc* (United Kingdom)                              2,865,069
   54,925 Disco Corp. (Japan)                                    2,506,429
  105,750 O2Micro International Ltd.* (Cayman Islands)           1,209,780
   92,595 SEZ Holding AG* (Switzerland)                          2,279,886
                                                              ------------
                                                                10,835,866
                                                              ------------

          SOFTWARE 0.4%
   95,625 Ninetowns Digital World Trade Holdings
          Ltd. ADR* (China)                                      1,027,969
                                                              ------------

          SPECIALTY RETAIL 6.9%
   26,840 Bijou Brigitte AG (Germany)                            3,544,590
2,823,400 Bonjour Holdings Ltd. (Hong Kong)                      1,489,250
   23,510 Carpetright plc (United Kingdom)                         513,676
  567,000 Esprit Holdings Ltd. (Hong Kong)                       3,428,406
   27,270 Gulliver International Co. Ltd. (Japan)                3,635,116
  733,000 Pumpkin Patch Ltd.* (New Zealand)                      1,453,077
   45,730 USS Co. Ltd. (Japan)                                   3,826,592
                                                              ------------
                                                                17,890,707
                                                              ------------

          TEXTILES, APPAREL AND LUXURY GOODS 3.7%
  206,000 Pantaloon Retail India Ltd. (India)                    3,490,807
   20,300 Puma AG Rudolf Dassler Sport (Germany)                 5,562,510
   67,000 Ted Baker plc (United Kingdom)                           620,231
                                                              ------------
                                                                 9,673,548
                                                              ------------

          WIRELESS TELECOMMUNICATION SERVICES 1.3%
   28,260 Mobistar S.A.* (Belgium)                               2,639,279
  180,000 Virgin Mobile Holdings plc* (United Kingdom)             784,848
                                                              ------------
                                                                 3,424,127
                                                              ------------

          TOTAL COMMON STOCKS
          (COST $180,911,603)                                  237,760,815
                                                              ------------

          WARRANTS 0.0%

          MACHINERY 0.0%
    1,379 Bharat Forge Ltd* (India)                                  5,261
                                                              ------------

          TOTAL WARRANTS (COST $0)                                   5,261
                                                              ------------

December 31, 2004 (Unaudited)

  PRINCIPAL
    AMOUNT                                                            VALUE
  ---------                                                           -----
            SHORT-TERM INVESTMENTS 9.2%

            REPURCHASE AGREEMENT 9.2%
$23,899,000 Repurchase Agreement dated 12/31/04,
            1.45% due 1/3/05 with State Street Bank
            and Trust Co. collateralized by $19,365,000
            of United States Treasury Bonds 7.25% due
            5/15/16; value: $24,378,599; repurchase
            proceeds: $23,901,888 (cost $23,899,000)              $ 23,899,000
                                                                  ------------

            TOTAL SHORT-TERM INVESTMENTS
            (COST $23,899,000)                                      23,899,000
                                                                  ------------

            TOTAL INVESTMENTS
            (COST $204,810,603) 100.4%                             261,665,076

            LIABILITIES LESS OTHER ASSETS (0.4)%                      (974,840)
                                                                  ------------

            NET ASSETS 100.0%                                     $260,690,236
                                                                  ============

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Directors.

ADR American Depositary Receipts.

See notes to Schedules of Investments.

At December 31, 2004, Wasatch International Growth Fund's investments, excluding short-term investments, were in the following countries:


COUNTRY                                                 %
-------                                              -----
Belgium                                                1.9
Brazil                                                 1.4
Canada                                                11.2
Cayman Islands                                         0.5
China                                                  2.2
France                                                 6.9
Germany                                                9.8
Hong Kong                                              6.0
India                                                  5.0
Ireland                                                3.5
Japan                                                 16.8
Mexico                                                 1.7
Netherlands                                            1.9
New Zealand                                            0.6
Puerto Rico                                            1.6
Singapore                                              4.2
Spain                                                  3.1
Sweden                                                 1.9
Switzerland                                            6.7
Taiwan                                                 1.6
United Kingdom                                        11.5
                                                     -----
TOTAL                                                100.0%
                                                     =====

MICRO CAP FUND - SCHEDULE OF INVESTMENTS
December 31, 2004 (Unaudited)

   SHARES                                                       VALUE
   ------                                                       -----
          COMMON AND PREFERRED STOCKS 93.8%

          AEROSPACE 0.6%
  111,800 MTC Technologies, Inc.*                            $  3,753,126
                                                             ------------

          AUTO PARTS - AFTER MARKET 1.1%
  196,575 Aftermarket Technology Corp.*                         3,164,858
  139,700 Keystone Automotive Industries, Inc.*                 3,248,025
                                                             ------------
                                                                6,412,883
                                                             ------------

          BANKS 0.5%
  122,550 Canadian Western Bank                                 2,714,143
                                                             ------------

          BANKS - OUTSIDE NEW YORK CITY 2.6%
   81,000 Bank of the Ozarks, Inc.                              2,756,430
   34,832 First State Bancorporation                            1,280,424
   25,850 First State Financial Corp.*                            336,567
  190,550 Franklin Bank Corp.*                                  3,477,538
  248,425 Placer Sierra Bancshares                              7,065,207
                                                             ------------
                                                               14,916,166
                                                             ------------

          BIOTECHNOLOGY RESEARCH AND PRODUCTION 0.6%
  686,700 Discovery Partners International, Inc.*               3,261,825
                                                             ------------

          CHEMICALS 1.0%
  147,425 Cabot Microelectronics Corp.*                         5,904,371
                                                             ------------

          COMMERCIAL SERVICES AND SUPPLIES 1.7%
   58,925 Acadomia Group                                        2,993,021
4,887,300 Raffles Education Corp. Ltd.                          1,751,023
1,243,575 Vanguard Response Systems, Inc.*                      5,232,724
                                                             ------------
                                                                9,976,768
                                                             ------------

          COMPUTER SERVICES SOFTWARE AND SYSTEMS 3.1%
  190,325 EPIQ Systems, Inc.*                                   2,786,358
  352,915 Kintera, Inc.*                                        3,179,764
  197,075 Opnet Technologies, Inc.*                             1,659,372
  207,100 PEC Solutions, Inc.*                                  2,934,607
  510,700 Pinnacle Systems, Inc.*                               3,115,270
  479,925 Verisity Ltd.*                                        3,935,385
                                                             ------------
                                                               17,610,756
                                                             ------------

          COMPUTER TECHNOLOGY 1.4%
  446,625 FARGO Electronics, Inc.*                              6,694,462
  294,950 Qualstar Corp.*                                       1,401,013
                                                             ------------
                                                                8,095,475
                                                             ------------

          DIVERSIFIED FINANCIAL SERVICES 0.8%
  404,936 U.S.I. Holdings Corp.*                                4,685,109
                                                             ------------

          DIVERSIFIED FINANCIALS 1.0%
  214,100 Home Capital Group, Inc., Class B                  $  5,574,824
                                                             ------------

          DRUGS AND PHARMACEUTICALS 0.5%
  282,800 ISTA Pharmaceuticals, Inc.*                           2,861,936
                                                             ------------

          ELECTRICAL AND ELECTRONICS 0.8%
  111,525 Power Integrations, Inc.*                             2,205,965
  225,750 TTM Technologies, Inc.*                               2,663,850
                                                             ------------
                                                                4,869,815
                                                             ------------

          ELECTRICAL EQUIPMENT 0.4%
2,462,000 Unisteel Technology Ltd.                              2,246,681
                                                             ------------

          ELECTRONIC EQUIPMENT AND INSTRUMENTS 0.8%
7,780,225 MFS Technology Ltd.                                   4,407,587
                                                             ------------

          ELECTRONICS 2.3%
  142,800 CyberOptics Corp.*                                    2,123,436
  520,425 Nu Horizons Electronics Corp.*                        4,152,992
  127,975 Semtech Corp.*                                        2,798,813
  203,825 Supertex, Inc.*                                       4,423,002
                                                             ------------
                                                               13,498,243
                                                             ------------

          ELECTRONICS - MEDICAL SYSTEMS 1.0%
  157,500 EPIX Pharmaceuticals, Inc.*                           2,820,825
  633,075 IRIDEX Corp.* ++                                      2,684,238
                                                             ------------
                                                                5,505,063
                                                             ------------

          ELECTRONICS - SEMICONDUCTORS/COMPONENTS 8.2%
  745,450 Advanced Power Technology, Inc.* ++                   5,769,783
  171,050 Excel Technology, Inc.*                               4,447,300
  112,200 Integrated Circuit Systems, Inc.*                     2,347,224
  940,975 Micrel, Inc.*                                        10,369,545
  320,375 Pericom Semiconductor Corp.*                          3,021,136
1,032,925 PLX Technology, Inc.*                                10,742,420
  134,650 SiRF Technology Holdings, Inc.*                       1,712,748
  224,900 Tessera Technologies, Inc.*                           8,368,529
                                                             ------------
                                                               46,778,685
                                                             ------------

          ELECTRONICS - TECHNOLOGY 0.5%
  301,350 EFJ, Inc.*                                            2,908,027
                                                             ------------

          FINANCE COMPANIES 1.3%
  250,400 United PanAm Financial Corp.*                         4,772,624
  106,950 World Acceptance Corp.*                               2,942,195
                                                             ------------
                                                                7,714,819
                                                             ------------

          FINANCE - SMALL LOAN 0.8%
  193,947 Encore Capital Group, Inc.*                           4,612,060
                                                             ------------

December 31, 2004 (Unaudited)

   SHARES                                                       VALUE
   ------                                                       -----

          FINANCIAL INFORMATION SERVICES 0.3%
   66,175 Huron Consulting Group, Inc.*                      $  1,469,085
                                                             ------------

          FINANCIAL - MISCELLANEOUS 1.0%
   71,350 First Cash Financial Services, Inc.*                  1,905,759
   89,950 Portfolio Recovery Associates, Inc.*                  3,707,739
                                                             ------------
                                                                5,613,498
                                                             ------------

          FOOD AND DRUG RETAILING 0.4%
5,937,875 Convenience Retail Asia Ltd.                          2,177,144
                                                             ------------

          HEALTH CARE EQUIPMENT AND SUPPLIES 1.1%
  307,500 Biacore International AB                              6,141,503
                                                             ------------

          HEALTH CARE FACILITIES 1.6%
  196,625 American Healthways, Inc.*                            6,496,490
  469,125 Capital Senior Living Corp.*                          2,655,248
                                                             ------------
                                                                9,151,738
                                                             ------------

          HEALTH CARE MANAGEMENT SERVICES 8.4%
   54,925 AMERIGROUP Corp.*                                     4,155,626
  893,225 AmSurg Corp.*                                        26,385,866
   95,150 Centene Corp.*                                        2,697,502
  165,000 Computer Programs & Systems, Inc.                     3,819,750
  279,681 CorVel Corp.*                                         7,489,857
   39,225 IMPAC Medical Systems, Inc.*                            807,643
   66,000 Molina Healthcare, Inc.*                              3,061,080
                                                             ------------
                                                               48,417,324
                                                             ------------

          HEALTH CARE PROVIDERS AND SERVICES 1.9%
  279,500 Icon plc ADR*                                        10,802,675
                                                             ------------

          HEALTH CARE SERVICES 1.6%
  222,675 Accredo Health, Inc.*                                 6,172,551
    3,200 DrugMax, Inc. Convertible Pfd. PIPE,
          Series A * *** +                                      3,071,264
                                                             ------------
                                                                9,243,815
                                                             ------------

          HOME BUILDING 1.5%
   75,825 Meritage Homes Corp.*                                 8,545,477
                                                             ------------

          HOUSEHOLD DURABLES 0.2%
   78,125 easyhome Ltd.                                         1,236,825
                                                             ------------

          HOUSEHOLD FURNISHINGS 0.8%
  121,625 Kirkland's, Inc.*                                     1,494,771
  173,150 Select Comfort Corp.*                                 3,106,311
                                                             ------------
                                                                4,601,082
                                                             ------------

          INSURANCE - LIFE 0.5%
  243,625 KMG America Corp.*                                    2,679,875
                                                             ------------

          MACHINERY 0.3%
6,469,000 MMI Holdings Ltd.                                     1,465,905
                                                             ------------

          MACHINERY - OIL WELL EQUIPMENT AND SERVICES 0.7%
  191,100 Gulf Island Fabrication, Inc.                      $  4,171,713
                                                             ------------

          MEDICAL AND DENTAL INSTRUMENTS AND SUPPLIES 6.2%
  254,525 Abaxis, Inc.*                                         3,688,067
   23,150 Biosite, Inc.*                                        1,424,651
   39,100 Closure Medical Corp.*                                  762,450
  178,450 Cyberonics, Inc.*                                     3,697,484
  375,125 Encision, Inc.* ++                                    1,046,599
  374,525 Enpath Medical, Inc.* ++                              4,044,870
  392,090 ICU Medical, Inc.*                                   10,719,741
   32,925 IntraLase Corp.*                                        773,079
  379,225 NuVasive, Inc.*                                       3,887,056
  295,300 Thoratec Corp.*                                       3,077,026
  164,575 VNUS Medical Technologies, Inc.*                      2,225,054
                                                             ------------
                                                               35,346,077
                                                             ------------

          MEDICAL SERVICES 1.8%
  152,900 Covalent Group, Inc.*                                   389,895
  652,862 U.S. Physical Therapy, Inc.* ++                      10,067,132
                                                             ------------
                                                               10,457,027
                                                             ------------

          MISCELLANEOUS MATERIALS AND COMMODITIES 0.4%
   81,700 Symyx Technologies, Inc.*                             2,457,536
                                                             ------------

          PHARMACEUTICALS 0.7%
  101,038 Docpharma N.V.*                                       4,059,147
                                                             ------------

          PRODUCTION TECHNOLOGY EQUIPMENT 4.2%
  130,075 ADE Corp.*                                            2,435,004
  357,525 August Technology Corp.*                              3,764,738
  160,800 Entegris, Inc.*                                       1,599,960
  528,550 inTEST Corp.* ++                                      2,325,620
  675,600 Intevac, Inc.*                                        5,107,536
  710,500 LogicVision, Inc.*                                    2,081,765
  141,400 Nanometrics, Inc.*                                    2,279,227
  105,425 Nova Measuring Instruments Ltd.*                        362,662
  229,750 Rudolph Technologies, Inc.*                           3,944,807
                                                             ------------
                                                               23,901,319
                                                             ------------

          REAL ESTATE INVESTMENT TRUSTS (REIT) 1.4%
  157,150 Bimini Mortgage Management, Inc., Class A             2,523,829
  174,075 Fieldstone Investment Corp.*** +                      2,882,682
  117,200 Saxon Capital, Inc.                                   2,811,628
                                                             ------------
                                                                8,218,139
                                                             ------------

          RECREATIONAL VEHICLES AND BOATS 0.4%
  218,000 National R.V. Holdings, Inc.*                         2,099,340
                                                             ------------

December 31, 2004 (Unaudited)

   SHARES                                                        VALUE
   ------                                                        -----
          RETAIL 11.7%
   93,825 AC Moore Arts & Crafts, Inc.*                      $  2,703,098
  699,650 Big 5 Sporting Goods Corp.                           20,387,801
  105,200 Cato Corp. (The), Class A                             3,031,864
  133,850 Global Imaging Systems, Inc.*                         5,287,075
  223,625 Guitar Center, Inc.*                                 11,782,801
  202,668 Hibbett Sporting Goods, Inc.*                         5,392,995
  224,225 Lithia Motors, Inc., Class A                          6,013,715
   59,650 MarineMax, Inc.*                                      1,775,184
  155,750 O'Reilly Automotive, Inc.*                            7,016,538
   96,950 School Specialty, Inc.*                               3,738,392
                                                             ------------
                                                               67,129,463
                                                             ------------

          SAVINGS AND LOANS 0.7%
  173,782 Commercial Capital Bancorp, Inc.                      4,028,267
                                                             ------------

          SEMICONDUCTOR EQUIPMENT AND PRODUCTS 3.4%
  453,025 ASE Test Ltd.*                                        3,062,449
1,103,650 O2Micro International Ltd.*                          12,625,755
  998,445 PSi Technologies Holdings, Inc. ADR* ++               2,056,797
   79,178 SEZ Holding AG*                                       1,949,531
                                                             ------------
                                                               19,694,532
                                                             ------------

          SERVICES - COMMERCIAL 6.0%
  889,635 AMN Healthcare Services, Inc.*                       14,154,093
   91,050 Charles River Associates, Inc.*                       4,258,408
  124,975 Monro Muffler, Inc.*                                  3,161,868
  117,625 Providence Service Corp. (The)*                       2,466,596
   57,225 Resources Connection, Inc.*                           3,107,890
  857,000 SM&A*                                                 7,311,067
                                                             ------------
                                                               34,459,922
                                                             ------------

          SHOES 0.5%
   96,100 Kenneth Cole Productions, Inc., Class A               2,965,646
                                                             ------------

          SOFTWARE 0.2%
   58,607 Retalix Ltd.*                                         1,281,149
                                                             ------------

          SPECIALTY RETAIL 2.7%
   92,175 Bijou Brigitte AG                                    12,172,973
   68,773 GiFi                                                  3,241,725
                                                             ------------
                                                               15,414,698
                                                             ------------

          TRUCKERS 1.6%
   75,675 PAM Transportation Services*                          1,418,906
  455,500 USA Truck, Inc.*                                      7,743,500
                                                             ------------
                                                                9,162,406
                                                             ------------

          WHOLESALERS 0.6%
  167,500 Beacon Roofing Supply, Inc.*                          3,326,550
                                                             ------------

          TOTAL COMMON AND PREFERRED STOCKS
          (COST $391,915,822)                                 538,027,239
                                                             ------------

          WARRANTS 0.0%

          HEALTH CARE SERVICES 0.0%
  259,459 DrugMax, Inc.* *** +                                          -
                                                             ------------

          TOTAL WARRANTS (COST $0)                                      -
                                                             ------------

  PRINCIPAL
   AMOUNT                                                         VALUE
  ---------                                                       -----
            SHORT-TERM INVESTMENTS 6.0%

            REPURCHASE AGREEMENT 6.0%
$34,254,000 Repurchase Agreement dated 12/31/04,
            1.45% due 1/3/05 with State Street Bank
            and Trust Co. collateralized by $27,185,000
            of United States Treasury Bonds 7.50% due
            11/15/16; value: $34,945,448; repurchase
            proceeds: $34,258,139 (cost $34,254,000)           $ 34,254,000
                                                               ------------

            TOTAL SHORT-TERM INVESTMENTS
            (COST $34,254,000)                                   34,254,000
                                                               ------------

            TOTAL INVESTMENTS
            (COST $426,169,822) 99.8%                           572,281,239

            OTHER ASSETS LESS LIABILITIES 0.2%                    1,312,705
                                                               ------------

            NET ASSETS 100.0%                                  $573,593,944
                                                               ============

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Directors.

+Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933.

++Affiliated company.

ADR American Depositary Receipt.

PIPE Private Investment in a Public Equity.

See notes to Schedules of Investments.

MICRO CAP VALUE FUND - SCHEDULE OF INVESTMENTS
December 31, 2004 (Unaudited)

   SHARES                                                         VALUE
   ------                                                         -----
          COMMON AND PREFERRED STOCKS 94.2%

          AUTO PARTS - AFTER MARKET 1.9%
   50,000 Aftermarket Technology Corp.*                       $   805,000
  132,775 IMPCO Technologies, Inc.*                             1,002,451
                                                              -----------
                                                                1,807,451
                                                              -----------

          BANKS - OUTSIDE NEW YORK CITY 9.6%
   50,000 CommerceWest Bank*                                      725,000
   26,250 Dearborn Bancorp, Inc.*                                 765,450
   80,000 First State Financial Corp.*                          1,041,600
  100,000 Franklin Bank Corp.*                                  1,825,000
   25,000 MetroCorp Bancshares, Inc.                              556,500
   45,200 OptimumBank Holdings, Inc.*                             579,012
   35,000 Placer Sierra Bancshares                                995,400
   50,000 Security Business Bank of San Diego*                    902,500
  100,000 Wilshire Bancorp, Inc.*                               1,654,000
                                                              -----------
                                                                9,044,462
                                                              -----------

          BIOTECHNOLOGY RESEARCH AND PRODUCTION 1.7%
  203,200 Discovery Partners International, Inc.*                 965,200
   74,100 United-Guardian, Inc.                                   618,735
                                                              -----------
                                                                1,583,935
                                                              -----------

          BUILDING PRODUCTS 0.7%
  350,000 CFM Corp.* (Canada)                                     708,661
                                                              -----------

          COMMERCIAL SERVICES AND SUPPLIES 3.9%
   18,000 Acadomia Group (France)                                 914,287
  769,250 ACE Security Laminates
          Corp. PIPE* *** + (Canada)                              331,294
1,000,000 Environmental Management Solutions, Inc.*
          (Canada)                                                791,568
  400,000 Vanguard Response Systems, Inc.* (Canada)             1,683,123
                                                              -----------
                                                                3,720,272
                                                              -----------

          COMMUNICATIONS TECHNOLOGY 0.8%
   40,000 Standard Microsystems Corp.*                            713,200
                                                              -----------

          COMPUTER SERVICES SOFTWARE AND SYSTEMS 1.1%
  500,000 CorVu Corp.*                                            165,000
  106,375 Opnet Technologies, Inc.*                               895,678
                                                              -----------
                                                                1,060,678
                                                              -----------

          COMPUTER TECHNOLOGY 0.9%
   75,000 Lexar Media, Inc.*                                      588,000
   50,000 Qualstar Corp.*                                         237,500
                                                              -----------
                                                                  825,500
                                                              -----------

          CONSUMER ELECTRONICS 0.5%
   25,000 Digital Theater Systems, Inc.*                          503,250
                                                              -----------

          DISTRIBUTORS 0.7%
  400,000 Commercial Solutions, Inc.* (Canada)                $   649,919
                                                              -----------

          DIVERSIFIED FINANCIALS 1.0%
   35,000 Home Capital Group, Inc., Class B (Canada)              911,344
                                                              -----------

          DRUGS AND PHARMACEUTICALS 2.2%
   43,000 Acusphere, Inc.*                                        263,590
  112,700 ISTA Pharmaceuticals, Inc.*                           1,140,524
   33,500 Ligand Pharmaceuticals, Inc., Class B*                  389,940
   22,500 NeoPharm, Inc.*                                         281,475
                                                              -----------
                                                                2,075,529
                                                              -----------

          ELECTRICAL EQUIPMENT 0.8%
  800,000 Unisteel Technology Ltd. (Singapore)                    730,034
                                                              -----------

          ELECTRONIC EQUIPMENT AND INSTRUMENTS 0.8%
  900,000 Jurong Technologies Industrial Corp. Ltd.
          (Singapore)                                             771,680
                                                              -----------

          ELECTRONICS 0.3%
   20,000 CyberOptics Corp.*                                      297,400
                                                              -----------

          ELECTRONICS - MEDICAL SYSTEMS 1.1%
  244,950 IRIDEX Corp.*                                         1,038,588
                                                              -----------

          ELECTRONICS - SEMICONDUCTORS/COMPONENTS 5.2%
  291,035 Advanced Power Technology, Inc.*                      2,252,611
   50,000 Pericom Semiconductor Corp.*                            471,500
  210,000 PLX Technology, Inc.*                                 2,184,000
                                                              -----------
                                                                4,908,111
                                                              -----------

          ELECTRONICS - TECHNOLOGY 0.9%
   49,000 EFJ, Inc.*                                              472,850
  100,000 Iteris, Inc.*                                           345,000
                                                              -----------
                                                                  817,850
                                                              -----------

          FINANCE COMPANIES 1.8%
   60,000 Nicholas Financial, Inc.                                859,140
   45,000 United PanAm Financial Corp.*                           857,700
                                                              -----------
                                                                1,716,840
                                                              -----------

          FINANCE - SMALL LOAN 1.0%
   40,000 Encore Capital Group, Inc.*                             951,200
                                                              -----------

          FINANCIAL INFORMATION SERVICES 0.3%
   10,950 Huron Consulting Group, Inc.*                           243,090
                                                              -----------

          FINANCIAL - MISCELLANEOUS 2.7%
   50,000 First Cash Financial Services, Inc.*                  1,335,500
  160,000 Life Partners Holding, Inc.                           1,187,200
                                                              -----------
                                                                2,522,700
                                                              -----------

December 31, 2004 (Unaudited)

   SHARES                                                        VALUE
   ------                                                        -----

          FOODS 0.4%
   80,000 Geopharma, Inc.*                                    $   373,600
                                                              -----------

          HEALTH CARE EQUIPMENT AND SUPPLIES 0.7%
  280,000 MacroPore Biosurgery, Inc.* (Germany)                   686,460
                                                              -----------

          HEALTH CARE FACILITIES 0.6%
  100,000 Capital Senior Living Corp.*                            566,000
                                                              -----------

          HEALTH CARE MANAGEMENT SERVICES 1.8%
   52,500 Computer Programs & Systems, Inc.                     1,215,375
   25,000 IMPAC Medical Systems, Inc.*                            514,750
                                                              -----------
                                                                1,730,125
                                                              -----------

          HEALTH CARE SERVICES 1.5%
      800 DrugMax, Inc. Convertible Pfd. PIPE,
          Series A * *** +                                        767,816
   30,000 Healthcare Services Group                               625,200
                                                              -----------
                                                                1,393,016
                                                              -----------

          HOME BUILDING 1.3%
   60,000 Orleans Homebuilders, Inc.*                           1,191,000
                                                              -----------

          HOUSEHOLD DURABLES 2.5%
  105,000 easyhome Ltd. (Canada)                                1,662,293
  800,000 HTL International Holdings Ltd. (Singapore)             651,641
                                                              -----------
                                                                2,313,934
                                                              -----------

          INSURANCE - LIFE 0.5%
   39,875 KMG America Corp.*                                      438,625
                                                              -----------

          INSURANCE - PROPERTY AND CASUALTY 0.7%
   40,000 American Safety Insurance Holdings Ltd.*
          (Bermuda)                                               653,600
                                                              -----------

          MACHINERY 1.2%
  450,000 First Engineering Ltd. (Singapore)                      383,084
   25,000 Pason Systems, Inc. (Canada)                            770,737
                                                              -----------
                                                                1,153,821
                                                              -----------

          MARINE 0.7%
  900,000 Ezra Holdings Ltd. (Singapore)                          622,856
                                                              -----------

          MEDICAL AND DENTAL INSTRUMENTS AND SUPPLIES 10.8%
   27,818 AngioDynamics, Inc.*                                    616,169
  400,000 Bioject Medical Technologies, Inc.*                     639,600
   32,708 Cyberonics, Inc.*                                       677,710
  164,734 Encision, Inc.*                                         459,608
  223,775 Enpath Medical, Inc.*                                 2,416,769
   55,000 ICU Medical, Inc.*                                    1,503,700
  220,000 MTS Medication Technologies, Inc.*                    1,621,400
  153,400 NuVasive, Inc.*                                       1,572,350
   50,000 VNUS Medical Technologies, Inc.*                        676,000
                                                              -----------
                                                               10,183,306
                                                              -----------

          MEDICAL SERVICES 0.6%
  225,000 Covalent Group, Inc.*                               $   573,750
                                                              -----------

          METAL MINING 1.2%
2,000,000 EuroZinc Mining Corp.* (Canada)                       1,166,521
                                                              -----------

          MULTI SECTOR COMPANIES 1.0%
   50,000 GenCorp, Inc.                                           928,500
                                                              -----------

          OIL AND GAS 0.5%
  166,670 Saxon Energy Services, Inc. PIPE* ** *** +
          (Canada)                                                506,011
                                                              -----------

          PHARMACEUTICALS 1.4%
   12,000 Docpharma N.V.* (Belgium)                               482,094
   25,000 Taro Pharmaceuticals Industries Ltd.* (Israel)          850,750
                                                              -----------
                                                                1,332,844
                                                              -----------

          PRODUCTION TECHNOLOGY EQUIPMENT 8.3%
   95,000 August Technology Corp.*                              1,000,350
  364,300 Genus, Inc.*                                            699,456
  273,335 inTEST Corp.*                                         1,202,674
  101,575 Intevac, Inc.*                                          767,907
  649,000 LogicVision, Inc.*                                    1,901,570
   43,000 Mykrolis Corp.*                                         609,310
    5,000 Nanometrics, Inc.*                                       80,595
  150,000 Nova Measuring Instruments Ltd.* (Israel)               516,000
   56,500 Rudolph Technologies, Inc.*                             970,105
                                                              -----------
                                                                7,747,967
                                                              -----------

          REAL ESTATE INVESTMENT TRUSTS (REIT) 3.0%
   50,000 Bimini Mortgage Management, Inc., Class A               803,000
   48,425 Fieldstone Investment Corp.*** +                        801,918
   36,250 Medical Properties Trust, Inc.*** +                     371,562
   35,000 Saxon Capital, Inc.                                     839,651
                                                              -----------
                                                                2,816,131
                                                              -----------

          RECREATIONAL VEHICLES AND BOATS 0.4%
   40,000 National R.V. Holdings, Inc.*                           385,200
                                                              -----------

          RESTAURANTS 0.5%
  250,000 Steakhouse Partners, Inc.* ++                           500,000
                                                              -----------

          RETAIL 1.5%
   35,000 Big 5 Sporting Goods Corp.                            1,019,900
   80,000 Casual Male Retail Group, Inc.*                         436,000
                                                              -----------
                                                                1,455,900
                                                              -----------

          SAVINGS AND LOANS 1.8%
   69,100 BFC Financial Corp., Class A*                           874,115
   60,000 Pacific Premier Bancorp, Inc.*                          795,600
                                                              -----------
                                                                1,669,715
                                                              -----------

December 31, 2004 (Unaudited)

   SHARES                                                        VALUE
   ------                                                        -----
          SEMICONDUCTOR EQUIPMENT AND PRODUCTS 0.1%
   57,550 PSi Technologies Holdings, Inc. ADR*
          (Philippines)                                       $   118,553
                                                              -----------

          SERVICES - COMMERCIAL 3.0%
   60,000 AMN Healthcare Services, Inc.*                          954,600
  120,000 Management Network Group, Inc.*                         282,000
   35,000 Monro Muffler, Inc.*                                    885,500
   80,000 SM&A*                                                   682,480
                                                              -----------
                                                                2,804,580
                                                              -----------

          SOFTWARE 1.0%
   40,000 Isra Vision Systems AG* (Germany)                       758,520
   17,225 Ninetowns Digital World Trade Holdings
          Ltd. ADR* (China)                                       185,169
                                                              -----------
                                                                  943,689
                                                              -----------

          SPECIALTY RETAIL 3.2%
   16,000 Bijou Brigitte AG (Germany)                           2,113,019
1,796,600 Bonjour Holdings Ltd. (Hong Kong)                       947,647
                                                              -----------
                                                                3,060,666
                                                              -----------

          TELECOMMUNICATIONS EQUIPMENT 0.4%
1,250,000 WPCS International, Inc. PIPE* *** +                    366,630
                                                              -----------

          TEXTILES - APPAREL MANUFACTURERS 0.6%
   70,000 Phoenix Footwear Group, Inc.*                           544,600
                                                              -----------

          TRANSPORTATION - MISCELLANEOUS 1.0%
  191,550 AutoInfo, Inc.*                                         116,846
   35,000 SCS Transportation, Inc.*                               817,950
                                                              -----------
                                                                  934,796
                                                              -----------

          TRUCKERS 1.5%
   62,475 Transport Corporation of America, Inc.*                 524,790
   53,900 USA Truck, Inc.*                                        916,300
                                                              -----------
                                                                1,441,090
                                                              -----------

          WHOLESALERS 0.6%
   27,250 Beacon Roofing Supply, Inc.*                            541,185
                                                              -----------

          TOTAL COMMON AND PREFERRED STOCKS
          (COST $73,991,976)                                   88,746,365
                                                              -----------

          WARRANTS 0.0%

          COMMERCIAL SERVICES AND SUPPLIES 0.0%
  384,625 ACE Security Laminates Corp.* *** + (Canada)                  -
                                                              -----------

          COMPUTER SERVICES SOFTWARE AND SYSTEMS 0.0%
  200,000 CorVu Corp.* *** +                                  $         -
                                                              -----------

          DRUGS AND PHARMACEUTICALS 0.0%
    8,600 Acusphere, Inc.* *** +                                        -
                                                              -----------

          HEALTH CARE SERVICES 0.0%
   64,864 DrugMax, Inc.* *** +                                          -
                                                              -----------

          TELECOMMUNICATIONS EQUIPMENT 0.0%
1,250,000 WPCS International, Inc.* *** +                               -
                                                              -----------

          TOTAL WARRANTS (COST $0)                                      -
                                                              -----------

 PRINCIPAL
  AMOUNT                                                         VALUE
 ---------                                                       -----
           SHORT-TERM INVESTMENTS 5.0%

           REPURCHASE AGREEMENT 5.0%
$4,706,000 Repurchase Agreement dated 12/31/04,
           1.45% due 1/3/05 with State Street Bank
           and Trust Co. collateralized by $3,735,000
           of United States Treasury Bonds 7.50% due
           11/15/16; value: $4,801,223; repurchase
           proceeds: $4,706,569 (cost $4,706,000)             $  4,706,000
                                                              ------------

           TOTAL SHORT-TERM INVESTMENTS
           (COST $4,706,000)                                     4,706,000
                                                              ------------

           TOTAL INVESTMENTS (COST $78,697,976) 99.2%           93,452,365

           OTHER ASSETS LESS LIABILITIES 0.8%                      734,436
                                                              ------------

           NET ASSETS 100.0%                                  $ 94,186,801
                                                              ============

*Non-income producing.

**Subscription receipts. Each subscription receipt is exchangable for one (1) common share and one-half (1/2) of one common share purchase warrant.

***Security was fair valued under procedures adopted by the Board of Directors.

+Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933.

++Affiliated company.

ADR American Depositary Receipt.

PIPE Private Investment in a Public Equity.

See notes to Schedules of Investments.

December 31, 2004 (Unaudited)

At December 31, 2004, Wasatch Micro Cap Value Fund's investments, excluding short-term investments, were in the following countries:

COUNTRY                                                %
-------                                              -----
Belgium                                                0.5
Bermuda                                                0.7
Canada                                                10.4
China                                                  0.2
France                                                 1.0
Germany                                                4.0
Hong Kong                                              1.1
Israel                                                 1.6
Philippines                                            0.1
Singapore                                              3.6
United States                                         76.8
                                                     -----
TOTAL                                                100.0%
                                                     =====

SMALL CAP GROWTH FUND - SCHEDULE OF INVESTMENTS
December 31, 2004 (Unaudited)

   SHARES                                                     VALUE
   ------                                                     -----
          COMMON AND PREFERRED STOCKS 92.9%

          AIRLINES 0.6%
  889,650 WestJet Airlines Ltd.*                           $ 8,887,975
                                                           -----------
          BANKS 1.3%
  394,400 HDFC Bank Ltd. ADR                                17,889,984
                                                           -----------

          BANKS - OUTSIDE NEW YORK CITY 2.1%
  331,450 Bank of the Ozarks, Inc.                          11,279,244
  198,700 First Community Bancorp                            8,484,490
  288,600 Prosperity Bancshares, Inc.                        8,430,006
                                                           -----------
                                                            28,193,740
                                                           -----------

          BEVERAGE - SOFT DRINKS 0.2%
  122,950 Peet's Coffee & Tea, Inc.*                         3,254,487
                                                           -----------

          BIOTECHNOLOGY 0.9%
  219,075 Neurochem, Inc.*                                   3,840,385
  753,400 QIAGEN N.V.*                                       8,249,730
                                                           -----------
                                                            12,090,115
                                                           -----------

          BIOTECHNOLOGY RESEARCH AND PRODUCTION 2.0%
  262,200 Charles River Laboratories International, Inc.*   12,063,822
  296,475 Encysive Pharmaceuticals, Inc.*                    2,943,997
  525,900 Myriad Genetics, Inc.*                            11,838,009
                                                           -----------
                                                            26,845,828
                                                           -----------

          CHEMICALS 1.2%
  396,900 Cabot Microelectronics Corp.*                     15,895,845
                                                           -----------

          COMMERCIAL INFORMATION SERVICES 0.5%
  386,450 LECG Corp.*                                        7,207,293
                                                           -----------

          COMMUNICATIONS TECHNOLOGY 0.5%
  280,325 UTStarcom, Inc.*                                   6,209,199
                                                           -----------

          COMPUTER SERVICES SOFTWARE AND SYSTEMS 5.9%
  435,146 Cognizant Technology Solutions Corp., Class A*    18,419,730
  755,450 Kintera, Inc.*                                     6,806,605
  248,000 Macrovision Corp.*                                 6,378,560
  276,825 Manhattan Associates, Inc.*                        6,610,581
  690,700 Nassda Corp.*                                      4,765,830
  149,150 NAVTEQ Corp.*                                      6,914,594
  281,100 SRA International, Inc., Class A*                 18,046,620
  157,125 Verint Systems, Inc.*                              5,708,351
  756,875 Verisity Ltd.*                                     6,206,375
                                                           -----------
                                                            79,857,246
                                                           -----------

          CONSUMER ELECTRONICS 0.4%
  271,825 Digital Theater Systems, Inc.*                     5,471,837
                                                           -----------

          CONSUMER PRODUCTS 1.9%
  771,925 Yankee Candle Co., Inc.*                         $25,612,472
                                                           -----------

          DIVERSIFIED FINANCIALS 0.8%
  218,425 Doral Financial Corp.                             10,757,431
                                                           -----------

          DRUGS AND PHARMACEUTICALS 1.5%
  230,150 Ligand Pharmaceuticals, Inc., Class B*             2,678,946
  113,050 Medicines Company (The)*                           3,255,840
  324,150 Medicis Pharmaceutical Corp., Class A             11,380,907
  267,075 NeoPharm, Inc.*                                    3,341,108
                                                           -----------
                                                            20,656,801
                                                           -----------

          EDUCATION SERVICES 0.5%
   66,475 Strayer Education, Inc.                            7,298,290
                                                           -----------

          ELECTRICAL AND ELECTRONICS 1.1%
  762,800 Power Integrations, Inc.*                         15,088,184
                                                           -----------

          ELECTRONICS 1.8%
   94,083 Flir Systems, Inc.*                                6,001,555
  845,775 Semtech Corp.*                                    18,497,099
                                                           -----------
                                                            24,498,654
                                                           -----------

          ELECTRONICS - MEDICAL SYSTEMS 0.7%
  558,625 CTI Molecular Imaging, Inc.*                       7,926,889
1,620,220 Zonare Medical Systems, Inc.,
          Series E Pfd.* *** +                               1,499,756
                                                           -----------
                                                             9,426,645
                                                           -----------

          ELECTRONICS - SEMICONDUCTORS/COMPONENTS 7.2%
  849,600 AMIS Holdings, Inc.*                              14,035,392
  924,505 Integrated Circuit Systems, Inc.*                 19,340,644
2,226,450 Micrel, Inc.*                                     24,535,479
  607,525 PLX Technology, Inc.*                              6,318,260
  214,050 Silicon Laboratories, Inc.*                        7,558,105
  509,905 SiRF Technology Holdings, Inc.*                    6,485,992
  511,075 Tessera Technologies, Inc.*                       19,017,101
                                                           -----------
                                                            97,290,973
                                                           -----------

          FINANCIAL INFORMATION SERVICES 1.5%
  337,900 Factset Research Systems, Inc.                    19,746,876
                                                           -----------

          FINANCIAL - MISCELLANEOUS 1.4%
  455,350 Brown & Brown, Inc.                               19,830,492
                                                           -----------

          HEALTH CARE FACILITIES 4.2%
  968,650 American Healthways, Inc.*                        32,004,196
  258,150 Pharmaceutical Product Development, Inc.*         10,659,014
  332,725 United Surgical Partners International, Inc.*     13,874,632
                                                           -----------
                                                            56,537,842
                                                           -----------

December 31, 2004 (Unaudited)

  SHARES                                                       VALUE
  ------                                                       -----
          HEALTH CARE MANAGEMENT SERVICES 6.2%
  409,175 AMERIGROUP Corp.*                                 $ 30,958,181
1,535,263 AmSurg Corp.* ++                                    45,351,669
  516,161 Elder Health, Inc., Series G Pfd.* *** +               571,428
  113,275 Pediatrix Medical Group, Inc.*                       7,255,264
                                                            ------------
                                                              84,136,542
                                                            ------------

          HEALTH CARE PROVIDERS AND SERVICES 1.4%
  478,725 Icon plc ADR*                                       18,502,721
                                                            ------------

          HEALTH CARE SERVICES 1.2%
  593,875 Accredo Health, Inc.*                               16,462,215
                                                            ------------

          HOME BUILDING 4.2%
  207,250 Meritage Homes Corp.*                               23,357,075
   32,855 NVR, Inc.*                                          25,278,637
  131,100 Toll Brothers, Inc.*                                 8,994,771
                                                            ------------
                                                              57,630,483
                                                            ------------

          HOUSEHOLD DURABLES 0.3%
  200,550 Desarrolladora Homex, S.A. de C.V. ADR*              4,743,008
                                                            ------------

          HOUSEHOLD FURNISHINGS 0.7%
  506,975 Select Comfort Corp.*                                9,095,132
                                                            ------------

          INSURANCE - PROPERTY AND CASUALTY 0.6%
  245,025 Direct General Corp.                                 7,865,303
                                                            ------------

          INVESTMENT MANAGEMENT COMPANIES 0.6%
  297,397 Calamos Asset Management, Inc., Class A*             8,029,719
                                                            ------------

          MEDICAL AND DENTAL INSTRUMENTS AND SUPPLIES 5.5%
  723,087 Abaxis, Inc.*                                       10,477,531
  526,265 ICU Medical, Inc.*                                  14,388,085
  101,475 Kinetic Concepts, Inc.*                              7,742,542
  103,675 ResMed, Inc.*                                        5,297,792
  760,188 Techne Corp.*                                       29,571,313
  249,875 Wright Medical Group, Inc.*                          7,121,438
                                                            ------------
                                                              74,598,701
                                                            ------------

          MEDICAL SERVICES 0.5%
        1 Genzym Corp.*                                               46
  281,925 PRA International*                                   6,986,101
                                                            ------------
                                                               6,986,147
                                                            ------------

          MISCELLANEOUS MATERIALS AND COMMODITIES 0.4%
  171,464 Symyx Technologies, Inc.*                            5,157,637
                                                            ------------

          PHARMACEUTICALS 0.8%
  305,900 Taro Pharmaceuticals Industries Ltd.*               10,409,777
                                                            ------------

          PRODUCTION TECHNOLOGY EQUIPMENT 0.5%
  392,025 Rudolph Technologies, Inc.*                       $  6,731,069
                                                            ------------

          REAL ESTATE INVESTMENT TRUSTS (REIT) 3.0%
  771,100 Capital Automotive                                  27,393,328
  222,250 Redwood Trust, Inc.                                 13,799,502
                                                            ------------
                                                              41,192,830
                                                            ------------

          RESTAURANTS 0.1%
   30,800 Texas Roadhouse, Inc., Class A*                        910,140
                                                            ------------

          RETAIL 14.3%
  220,806 99 Cents Only Stores*                                3,568,225
  509,100 Big 5 Sporting Goods Corp.                          14,835,174
  200,825 Blue Nile, Inc.*                                     5,546,786
  437,573 Chico's FAS, Inc.*                                  19,922,699
  338,900 Cost Plus, Inc.*                                    10,888,857
  698,094 Dollar Tree Stores, Inc.*                           20,021,336
  466,525 Guitar Center, Inc.*                                24,581,202
  541,436 Hibbett Sporting Goods, Inc.*                       14,407,612
  114,156 Jos. A. Bank Clothiers, Inc.*                        3,230,615
1,295,272 O'Reilly Automotive, Inc.*                          58,352,003
  594,425 Tuesday Morning Corp.*                              18,207,238
                                                            ------------
                                                             193,561,747
                                                            ------------

          SAVINGS AND LOANS 0.6%
  242,968 Harbor Florida Bancshares, Inc.                      8,409,122
                                                            ------------

          SEMICONDUCTOR EQUIPMENT AND PRODUCTS 1.5%
  723,900 CSR plc*                                             5,410,967
1,323,650 O2Micro International Ltd.*                         15,142,556
                                                            ------------
                                                              20,553,523
                                                            ------------

          SERVICES - COMMERCIAL 6.7%
  271,244 Charles River Associates, Inc.*                     12,686,082
  859,700 Copart, Inc.*                                       22,627,304
   96,100 Corporate Executive Board Co.                        6,432,934
   74,675 CoStar Group, Inc.*                                  3,448,492
  290,325 Jackson Hewitt Tax Service, Inc.                     7,330,706
  383,130 Resources Connection, Inc.*                         20,807,790
  518,350 West Corp.*                                         17,162,568
                                                            ------------
                                                              90,495,876
                                                            ------------

          SOFTWARE 0.2%
  138,642 Retalix Ltd.*                                        3,030,714
                                                            ------------

          TEXTILES - APPAREL MANUFACTURERS 0.8%
  328,500 Carter's, Inc.*                                     11,165,715
                                                            ------------

December 31, 2004 (Unaudited)

  SHARES                                                    VALUE
  ------                                                    -----
          TRUCKERS 2.7%
1,497,293 Knight Transportation, Inc.                   $    37,132,866
                                                        ---------------

          UTILITIES - TELECOMMUNICATIONS 1.9%
1,293,250 Nextel Partners, Inc., Class A*                    25,270,105
                                                        ---------------

          TOTAL COMMON AND PREFERRED STOCKS
           (COST $865,747,775)                            1,260,619,301
                                                        ---------------

          LIMITED PARTNERSHIP INTEREST 0.1%

          OTHER 0.1%
          Montagu Newhall Global
          Partners II-B, L.P.* *** +                            356,544
                                                        ---------------

          TOTAL LIMITED PARTNERSHIP INTEREST
           (COST $471,435)                                      356,544
                                                        ---------------

          WARRANTS 0.0%

          ELECTRONICS - MEDICAL SYSTEMS 0.0%
  243,033 Zonare Medical Systems, Inc.* *** +                         -
                                                        ---------------

          ELECTRONICS - SEMICONDUCTORS/COMPONENTS 0.0%
   40,248 SiRF Technology Holdings, Inc.* *** +                 250,343
                                                        ---------------

          TOTAL WARRANTS (COST $0)                              250,343
                                                        ---------------

PRINCIPAL
 AMOUNT                                                                               VALUE
---------                                                                             -----
            SHORT-TERM INVESTMENTS 7.1%

            REPURCHASE AGREEMENT 7.1%
$96,778,000 Repurchase Agreement dated 12/31/04,
            1.45% due 1/03/05 with State Street Bank
            and Trust Co. collateralized by $69,985,000
            of United States Treasury Bonds 7.50% and 10.625%
            due from 11/15/16 and 8/15/15; value: $98,715,521;
            repurchase proceeds: $96,789,694+++
            (cost $96,778,000)                                                      $    96,778,000
                                                                                    ---------------

            TOTAL SHORT-TERM INVESTMENTS
            (COST $96,778,000)                                                           96,778,000
                                                                                    ---------------

            TOTAL INVESTMENTS (COST $962,997,210) 100.1%                              1,358,004,188

            LIABILITIES LESS OTHER ASSETS (0.1)%                                         (1,257,416)
                                                                                    ---------------

            NET ASSETS 100.0%                                                       $ 1,356,746,772
                                                                                    ===============

      *Non-income producing.

      ***Security was fair valued under procedures adopted by the Board of Directors.

      +Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933.

      ++Affiliated company.

      +++All or a portion of this Security has been designated as collateral for open short positions, written options or purchase commitments.

      ADR American Depositary Receipt.

      See notes to Schedules of Investments.

SMALL CAP VALUE FUND - SCHEDULE OF INVESTMENTS
December 31, 2004 (Unaudited)

  SHARES                                                        VALUE
  ------                                                        -----
          COMMON STOCKS 99.1%

          AEROSPACE 0.9%
  431,518 HEICO Corp., Class A+++                             $ 7,460,946
                                                              -----------

          AUTO PARTS - AFTER MARKET 3.9%
  899,789 Aftermarket Technology Corp.*                        14,486,603
  754,284 Keystone Automotive Industries, Inc.*                17,537,103
                                                              -----------
                                                               32,023,706
                                                              -----------

          BANKS 0.7%
1,238,722 UTI Bank Ltd.                                         5,304,308
                                                              -----------

          BANKS - OUTSIDE NEW YORK CITY 2.4%
  661,650 Franklin Bank Corp.*                                 12,075,113
  270,550 Placer Sierra Bancshares                              7,694,442
                                                              -----------
                                                               19,769,555
                                                              -----------

          BUILDING - MISCELLANEOUS 0.5%
  118,300 Drew Industries, Inc.*                                4,278,911
                                                              -----------

          COMMERCIAL INFORMATION SERVICES 0.6%
  871,716 Integrated Alarm Services Group, Inc.*                4,768,287
                                                              -----------

          COMMERCIAL SERVICES AND SUPPLIES 0.3%
  565,350 Vanguard Response Systems, Inc.*                      2,378,884
                                                              -----------

          COMPUTER SERVICES SOFTWARE AND SYSTEMS 0.8%
  411,300 Concord Communications, Inc.*                         4,557,204
  150,775 SPSS, Inc.*                                           2,358,121
                                                              -----------
                                                                6,915,325
                                                              -----------

          CONSUMER PRODUCTS 0.7%
  127,500 Jarden Corp.*                                         5,538,600
                                                              -----------

          CONTAINERS AND PACKAGING - METAL AND GLASS 1.5%
  363,637 Mobile Mini, Inc.*                                   12,014,566
                                                              -----------

          DIVERSIFIED FINANCIAL SERVICES 0.7%
  500,325 U.S.I. Holdings Corp.*                                5,788,760
                                                              -----------

          DIVERSIFIED FINANCIALS 2.3%
  215,350 Doral Financial Corp.                                10,605,988
   90,000 Eurocastle Investment Ltd.                            1,990,708
  349,350 Housing Development Finance Corp. Ltd.                6,188,139
                                                              -----------
                                                               18,784,835
                                                              -----------

          ELECTRICAL AND ELECTRONICS 1.5%
  255,500 Multi-Fineline Electronix, Inc.*                      4,660,320
  621,425 TTM Technologies, Inc.*                               7,332,815
                                                              -----------
                                                               11,993,135
                                                              -----------

          ELECTRONICS 2.1%
  554,609 Nu Horizons Electronics Corp.*                      $ 4,425,780
  580,525 Supertex, Inc.*                                      12,597,392
                                                              -----------
                                                               17,023,172
                                                              -----------

          ELECTRONICS - SEMICONDUCTORS/COMPONENTS 2.6%
  151,950 Excel Technology, Inc.*                               3,950,700
  432,700 Micrel, Inc.*                                         4,768,354
  838,275 Pericom Semiconductor Corp.*                          7,904,933
1,048,925 SIPEX Corp.*                                          4,908,969
                                                              -----------
                                                               21,532,956
                                                              -----------

          FINANCE COMPANIES 3.7%

  337,950 Accredited Home Lenders Holding Co.*                 16,789,356
  493,500 United PanAm Financial Corp.*                         9,406,110
  148,061 World Acceptance Corp.*                               4,073,158
                                                              -----------
                                                               30,268,624
                                                              -----------

          FINANCIAL - MISCELLANEOUS 1.8%
  314,979 Fidelity National Financial, Inc.                    14,385,091
                                                              -----------

          FINANCE - SMALL LOAN 3.5%
1,167,400 AmeriCredit Corp.* +++                               28,542,930
                                                              -----------

          FOODS 2.0%
  683,441 NBTY, Inc.*                                          16,409,418
                                                              -----------

          HEALTH CARE FACILITIES 0.4%
  624,925 Capital Senior Living Corp.*                          3,537,076
                                                              -----------

          HEALTH CARE MANAGEMENT SERVICES 1.3%
   97,388 Molina Healthcare, Inc.*                              4,516,855
  115,025 Pacificare Health Systems*                            6,501,213
                                                              -----------
                                                               11,018,068
                                                              -----------

          HEALTH CARE SERVICES 0.6%
  140,575 Apria Healthcare Group, Inc.*                         4,631,946
                                                              -----------

          HOME BUILDING 4.9%
  167,675 Hovnanian Enterprises, Inc., Class A*                 8,303,266
  123,767 M.D.C. Holdings, Inc.                                10,698,419
   40,625 Meritage Homes Corp.*                                 4,578,438
   10,605 NVR, Inc.*                                            8,159,487
  123,500 Toll Brothers, Inc.*                                  8,473,335
                                                              -----------
                                                               40,212,945
                                                              -----------

December 31, 2004 (Unaudited)

  SHARES                                                       VALUE
  ------                                                       -----
            HOTELS, RESTAURANTS AND LEISURE 0.6%
  234,900   Orient-Express Hotels Ltd., Class A               $  4,831,893
                                                              ------------

            HOUSEHOLD FURNISHINGS 1.1%
  417,562   Kirkland's, Inc.*                                    5,131,837
  235,500   Select Comfort Corp.*                                4,224,870
                                                              ------------
                                                                 9,356,707
                                                              ------------

            INSURANCE 2.1%
  688,437   Hub International Ltd.                              12,674,125
  159,875   Scottish Re Group Ltd.                               4,140,763
                                                              ------------
                                                                16,814,888
                                                              ------------

            INSURANCE - LIFE 0.9%
  695,575   KMG America Corp.*                                   7,651,325
                                                              ------------

            INSURANCE - PROPERTY AND CASUALTY 2.1%
  538,125   Direct General Corp.                                17,273,813
                                                              ------------

            INVESTMENT MANAGEMENT COMPANIES 2.6%
  566,550   Apollo Investment Corp.                              8,554,905
      400   Brantley Mezzanine Finance, LLC* ** *** +               40,000
  477,000   MCG Capital Corp.                                    8,171,010
  288,400   Technology Investment Capital Corp.                  4,328,884
                                                              ------------
                                                                21,094,799
                                                              ------------

            MEDICAL SERVICES 0.9%
  502,500   U.S. Physical Therapy, Inc.*                         7,748,550
                                                              ------------

            OIL - CRUDE PRODUCERS 2.3%
  343,000   Harvest Natural Resources, Inc.*                     5,923,610
  270,000   Plains Exploration & Production Co.*                 7,020,000
  277,850   Toreador Resources Corp.*                            6,165,492
                                                              ------------
                                                                19,109,102
                                                              ------------

            OIL - INTEGRATED DOMESTIC 0.4%
  608,325   Mission Resources Corp.*                             3,552,618
                                                              ------------

            PRODUCTION TECHNOLOGY EQUIPMENT 0.4%
  196,400   Nanometrics, Inc.*                                   3,165,772
                                                              ------------

            REAL ESTATE INVESTMENT TRUSTS (REIT) 19.5%
  117,550   American Home Mortgage Investment Corp.           $  4,026,088
  533,675   Arbor Realty Trust, Inc.                            13,096,385
  642,325   Bimini Mortgage Management, Inc., Class A           10,315,740
1,011,725   Falcon Financial Investment Trust++                  7,082,075
  443,050   Fieldstone Investment Corp.*** +                     7,336,908
  413,536   Friedman, Billings, Ramsey Group, Inc., Class A      8,018,463
  822,325   HomeBanc Corp.                                       7,960,106
  402,025   JER Investors Trust, Inc.* *** +                     6,070,578
  360,000   KKR Financial Corp.* *** +                           3,780,000
  325,500   Medical Properties Trust, Inc.*** +                  3,336,375
  420,075   MortgageIT Holdings, Inc.                            7,540,346
  101,250   New Century Financial Corp.                          6,470,887
  393,375   Newcastle Investment Corp.                          12,501,458
  747,850   NorthStar Realty Finance Corp.*                      8,562,882
  697,950   Provident Senior Living Trust* *** +                11,167,200
  281,125   Redwood Trust, Inc.                                 17,455,051
1,055,250   Saxon Capital, Inc.                                 25,315,447
                                                              ------------
                                                               160,035,989
                                                              ------------

            RECREATIONAL VEHICLES AND BOATS 0.2%
  155,550   National R.V. Holdings, Inc.*                        1,497,946
                                                              ------------

            RENTAL AND LEASING SERVICES - COMMERCIAL 0.8%
   93,575   McGrath RentCorp                                     4,080,806
  564,373   MicroFinancial, Inc.*                                2,116,399
                                                              ------------
                                                                 6,197,205
                                                              ------------

            RENTAL AND LEASING SERVICES - CONSUMER 1.4%
  433,062   Rent-A-Center, Inc.*                                11,476,143
                                                              ------------

            RETAIL 10.3%
   89,275   America's Car-Mart, Inc.*                            3,392,450
  267,425   Big 5 Sporting Goods Corp.                           7,792,765
1,092,625   Casual Male Retail Group, Inc.*                      5,954,806
  136,675   Dollar Tree Stores, Inc.*                            3,919,839
  426,850   Global Imaging Systems, Inc.*                       16,860,575
  279,075   Group 1 Automotive, Inc.*                            8,790,862
  624,800   Lithia Motors, Inc., Class A                        16,757,136
  119,175   School Specialty, Inc.*                              4,595,388
  407,792   Sonic Automotive, Inc.                              10,113,242
  795,568   Whitehall Jewellers, Inc.* ++                        6,356,588
                                                              ------------
                                                                84,533,651
                                                              ------------

            ROAD AND RAIL 1.1%
  535,475   Vitran Corp., Inc.*                                  9,156,622
                                                              ------------

            SAVINGS AND LOANS 2.0%
  709,819   Commercial Capital Bancorp, Inc.                    16,453,604
                                                              ------------

            SEMICONDUCTOR EQUIPMENT AND PRODUCTS 0.5%
  656,025   ASE Test Ltd.*                                       4,434,729
                                                              ------------

December 31, 2004 (Unaudited)

  SHARES                                                 VALUE
  ------                                                 -----
        SERVICES - COMMERCIAL 6.1%
385,475 Administaff, Inc.*                           $  4,860,840
769,577 AMN Healthcare Services, Inc.*                 12,243,970
112,100 Gevity HR, Inc.                                 2,304,776
240,000 Macquarie Infrastructure Company Trust*         7,044,000
359,756 Monro Muffler, Inc,*                            9,101,827
188,625 RemedyTemp, Inc., Class A*                      1,933,406
622,950 SM&A*                                           5,314,386
148,200 World Fuel Services Corp.                       7,380,360
                                                     ------------
                                                       50,183,565
                                                     ------------

        TRANSPORTATION - MISCELLANEOUS 0.3%
104,500 Sea Containers Ltd., Class A                    2,057,605
                                                     ------------

        TRUCKERS 3.0%
847,700 Quality Distribution, Inc.*                     7,154,588
296,775 Swift Transportation Co., Inc.*                 6,374,727
388,442 Transport Corporation of America, Inc.* ++      3,262,913
472,250 USA Truck, Inc.* ++                             8,028,250
                                                     ------------
                                                       24,820,478
                                                     ------------

        UTILITIES - CABLE TV AND RADIO 0.2%
421,775 Knology, Inc.*                                  1,649,140
                                                     ------------

        WHOLESALERS 0.6%
235,775 Beacon Roofing Supply, Inc.*                    4,682,492
                                                     ------------

        TOTAL COMMON STOCKS
        (COST $610,943,499)                           812,360,680
                                                     ------------
        RIGHTS 0.0%

        INVESTMENT MANAGEMENT COMPANIES 0.0%
288,400 Technology Investment Capital Corp.*              144,488
                                                     ------------

        TOTAL RIGHTS (COST $0)                            144,488
                                                     ------------

  PRINCIPAL
   AMOUNT                                                       VALUE
  ---------                                                     -----
               CORPORATE BONDS 0.2%

               INVESTMENT MANAGEMENT COMPANIES 0.2%
$    2,000,000 Brantley Mezzanine Finance, LLC, 10.00%,
               09/21/09*** +                                 $  1,961,724
                                                             ------------

               TOTAL CORPORATE BONDS
               (COST $1,961,724)                                1,961,724
                                                             ------------

               SHORT-TERM INVESTMENTS 0.6%

               REPURCHASE AGREEMENT 0.6%
     4,559,000 Repurchase Agreement dated 12/31/04,
               1.45% due 1/3/05 with State Street Bank
               and Trust Co. collateralized by $3,620,000
               of United States Treasury Bonds 7.50% due
               11/15/16; value: $4,653,394; repurchase
               proceeds: $4,559,551 (cost $4,559,000)           4,559,000
                                                             ------------

               TOTAL SHORT-TERM INVESTMENTS
               (COST $4,559,000)                                4,559,000
                                                             ------------

               TOTAL INVESTMENTS (COST $617,464,223) 99.9%    819,025,892

               OTHER ASSETS LESS LIABILITIES 0.1%                 884,731
                                                             ------------

               NET ASSETS 100.0%                             $819,910,623
                                                             ============

SHARES                                                         VALUE
------                                                         -----
              SECURITIES SOLD SHORT

     40,300   HEICO Corp. (proceeds $326,420)                 $   910,377
                                                              ===========

            *Non-income producing.

            **Common Units.

            ***Security was fair valued under procedures adopted by the Board of Directors.

            +Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933.

            ++Affiliated company.

            +++All or a portion of this security has been designated as collateral for open short positions, written options or purchase commitments.

            See notes to Schedules of Investments.

ULTRA GROWTH FUND - SCHEDULE OF INVESTMENTS
December 31, 2004 (Unaudited)

  SHARES                                                           VALUE
  ------                                                           -----
            COMMON AND PREFERRED STOCKS 96.9%

            AEROSPACE 1.1%
    147,425 MTC Technologies, Inc.*                              $ 4,949,057
                                                                 -----------

            AUTO PARTS - AFTER MARKET 0.4%
    230,000 IMPCO Technologies, Inc.*                              1,736,500
                                                                 -----------

            BANKS 2.0%
    143,800 HDFC Bank Ltd. ADR                                     6,522,768
    102,306 W Holding Co., Inc.                                    2,346,900
                                                                 -----------
                                                                   8,869,668
                                                                 -----------

            BANKS - OUTSIDE NEW YORK CITY 0.2%
     62,600 Wilshire Bancorp, Inc.*                                1,035,404
                                                                 -----------

            BIOTECHNOLOGY 0.6%
    145,375 Neurochem, Inc.*                                       2,548,424
                                                                 -----------

            BIOTECHNOLOGY RESEARCH AND PRODUCTION 0.6%
    101,675 Encysive Pharmaceuticals, Inc.*                        1,009,633
    178,525 Isolagen, Inc.*                                        1,404,992
     82,675 Xcyte Therapies, Inc.*                                   229,010
                                                                 -----------
                                                                   2,643,635
                                                                 -----------

            CASINOS AND GAMBLING 0.5%
     44,775 Shuffle Master, Inc.*                                  2,108,902
                                                                 -----------

            CHEMICALS 1.7%
    195,450 Cabot Microelectronics Corp.*                          7,827,772
                                                                 -----------

            COMMERCIAL INFORMATION SERVICES 0.9%
    214,175 LECG Corp.*                                            3,994,364
                                                                 -----------

            COMMUNICATIONS TECHNOLOGY 1.1%
    215,600 UTStarcom, Inc.*                                       4,775,540
     91,388 Xtera Communications, Inc.,
            Series A-1 Pfd.* *** +                                    99,065
                                                                 -----------
                                                                   4,874,605
                                                                 -----------

            COMPUTER SERVICES SOFTWARE AND SYSTEMS 13.4%
    190,725 Affiliated Computer Services, Inc., Class A*          11,479,738
    201,835 Cognizant Technology Solutions Corp., Class A*         8,543,675
    345,804 EPIQ Systems, Inc.*                                    5,062,570
    849,696 Kintera, Inc.*                                         7,655,761
    454,500 Lionbridge Technologies, Inc.*                         3,054,240
     42,950 Manhattan Associates, Inc.*                            1,025,646
    449,878 Nassda Corp.*                                          3,104,158
     32,625 NAVTEQ Corp.*                                          1,512,495
    174,100 Opnet Technologies, Inc.*                              1,465,922
    176,100 PDF Solutions, Inc.*                                   2,836,971
    160,009 SRA International, Inc., Class A*                     10,272,578
    515,334 Verisity Ltd.*                                         4,225,739
                                                                 -----------
                                                                  60,239,493
                                                                 -----------

          DIVERSIFIED FINANCIALS 1.6%
  147,537 Doral Financial Corp.                                  $ 7,266,197
                                                                 -----------

          DRUGS AND PHARMACEUTICALS 0.9%
  151,725 Ligand Pharmaceuticals, Inc., Class B*                   1,766,079
  181,775 NeoPharm, Inc.*                                          2,274,005
   29,000 Northwest Biotherapeutics, Inc.*                             1,131
                                                                 -----------
                                                                   4,041,215
                                                                 -----------

          EDUCATION SERVICES 1.0%
  183,650 Corinthian Colleges, Inc.*                               3,460,884
   11,450 Strayer Education, Inc.                                  1,257,096
                                                                 -----------
                                                                   4,717,980
                                                                 -----------

          ELECTRICAL AND ELECTRONICS 2.0%
  293,150 Cherokee International Corp.*                            2,817,172
   86,925 Plexus Corp.*                                            1,130,894
  244,573 Power Integrations, Inc.*                                4,837,654
                                                                 -----------
                                                                   8,785,720
                                                                 -----------

          ELECTRICAL EQUIPMENT 0.2%
   78,025 Flextronics International Ltd.*                          1,078,305
                                                                 -----------

          ELECTRONICS 1.0%
  206,200 Semtech Corp.*                                           4,509,594
                                                                 -----------

          ELECTRONICS - MEDICAL SYSTEMS 1.0%
  119,075 EPIX Pharmaceuticals, Inc.*                              2,132,633
  206,044 NXStage Medical, Inc., Series F Pfd.* *** +              1,500,000
1,080,146 Zonare Medical Systems, Inc.,
          Series E Pfd.* *** +                                       999,837
                                                                 -----------
                                                                   4,632,470
                                                                 -----------

          ELECTRONICS - SEMICONDUCTORS/COMPONENTS 10.0%
   95,450 Integrated Circuit Systems, Inc.*                        1,996,814
   44,875 Jabil Circuit, Inc.*                                     1,147,903
1,001,325 Micrel, Inc.*                                           11,034,602
  299,825 Microchip Technology, Inc.                               7,993,334
  642,225 National Semiconductor Corp.                            11,527,939
   72,750 Silicon Laboratories, Inc.*                              2,568,802
  200,050 Sirenza Microdevices, Inc.*                              1,312,328
  142,650 SiRF Technology Holdings, Inc.*                          1,814,508
  160,425 STATS ChipPAC Ltd. ADR*                                    981,801
  121,450 Tessera Technologies, Inc.*                              4,519,154
                                                                 -----------
                                                                  44,897,185
                                                                 -----------

          FINANCE - SMALL LOAN 3.6%
  469,340 AmeriCredit Corp.*                                      11,475,363
  193,675 Encore Capital Group, Inc.*                              4,605,592
                                                                 -----------
                                                                  16,080,955
                                                                 -----------

          FINANCIAL DATA PROCESSING SERVICES AND SYSTEMS 1.0%
   92,100 iPayment, Inc.*                                          4,560,792
                                                                 -----------

December 31, 2004 (Unaudited)

  SHARES                                                        VALUE
  ------                                                        -----
          FINANCIAL INFORMATION SERVICES 0.6%
  117,765 Huron Consulting Group, Inc.*                      $  2,614,383
                                                             ------------

          FINANCIAL - MISCELLANEOUS 1.0%
   92,400 First Cash Financial Services, Inc.*                  2,468,004
   54,600 Portfolio Recovery Associates, Inc.*                  2,250,612
                                                             ------------
                                                                4,718,616
                                                             ------------

          HEALTH CARE EQUIPMENT AND SUPPLIES 1.3%
  283,575 Biacore International AB                              5,663,664
                                                             ------------

          HEALTH CARE FACILITIES 5.9%
  258,866 American Healthways, Inc.*                            8,552,933
  429,475 United Surgical Partners International, Inc.*        17,909,107
                                                             ------------
                                                               26,462,040
                                                             ------------

          HEALTH CARE MANAGEMENT SERVICES 6.6%
  565,629 AmSurg Corp.*                                        16,708,681
   86,500 Centene Corp.*                                        2,452,275
  516,161 Elder Health, Inc., Series G Pfd.* *** +                571,428
  151,250 Pediatrix Medical Group, Inc.*                        9,687,563
                                                             ------------
                                                               29,419,947
                                                             ------------

          HEALTH CARE PROVIDERS AND SERVICES 1.1%
  123,525 Icon plc ADR*                                         4,774,241
                                                             ------------

          HEALTH CARE SERVICES 5.8%
  770,555 Accredo Health, Inc.*                                21,359,785
   60,000 Express Scripts, Inc.*                                4,586,400
                                                             ------------
                                                               25,946,185
                                                             ------------

          HOUSEHOLD FURNISHINGS 1.1%
  285,375 Select Comfort Corp.*                                 5,119,628
                                                             ------------

          INSURANCE 0.6%
  140,150 Hub International Ltd.                                2,580,162
                                                             ------------

          INSURANCE - PROPERTY AND CASUALTY 1.6%
  219,133 Direct General Corp.                                  7,034,169
                                                             ------------

          INVESTMENT MANAGEMENT COMPANIES 0.6%
  102,301 Calamos Asset Management, Inc., Class A*              2,762,127
                                                             ------------

          MEDICAL AND DENTAL INSTRUMENTS AND SUPPLIES 5.6%
   74,660 Abaxis, Inc.*                                         1,081,823
  210,350 Align Technology, Inc.*                               2,261,263
   36,950 Biosite, Inc.*                                        2,273,903
   55,765 Digirad Corp.*                                          493,520
  153,150 Kinetic Concepts, Inc.*                              11,685,345
  150,775 NuVasive, Inc.*                                       1,545,444
   37,725 SurModics, Inc.*                                      1,226,440
   30,575 Techne Corp.*                                         1,189,368
  125,925 Wright Medical Group, Inc.*                           3,588,862
                                                             ------------
                                                               25,345,968
                                                             ------------

        MISCELLANEOUS MATERIALS AND
        COMMODITIES 0.6%
 83,775 Symyx Technologies, Inc.*                            $  2,519,952
                                                             ------------

        PHARMACEUTICALS 0.6%
 67,800 Angiotech Pharmaceuticals, Inc.*                        1,250,910
 46,550 Taro Pharmaceuticals Industries Ltd.*                   1,584,097
                                                             ------------
                                                                2,835,007
                                                             ------------

        PRODUCTION TECHNOLOGY EQUIPMENT 1.0%
268,625 Rudolph Technologies, Inc.*                             4,612,291
                                                             ------------

        RETAIL 4.6%
 81,625 Blue Nile, Inc.*                                        2,254,483
 68,850 Cost Plus, Inc.*                                        2,212,150
151,474 Dollar Tree Stores, Inc.*                               4,344,274
191,500 O'Reilly Automotive, Inc.*                              8,627,075
142,050 Pacific Sunwear of California, Inc.*                    3,162,033
                                                             ------------
                                                               20,600,015
                                                             ------------

        SAVINGS AND LOANS 1.4%
267,775 Commercial Capital Bancorp, Inc.                        6,207,024
                                                             ------------
        SEMICONDUCTOR EQUIPMENT AND PRODUCTS 2.8%
197,425 ASE Test Ltd.*                                          1,334,593
966,675 O2Micro International Ltd.*                            11,058,762
                                                             ------------
                                                               12,393,355
                                                             ------------

        SERVICES - COMMERCIAL 7.5%
269,800 Advisory Board Co. (The)*                               9,950,224
289,080 AMN Healthcare Services, Inc.*                          4,599,263
 68,700 Corporate Executive Board Co.                           4,598,778
 26,375 CoStar Group, Inc.*                                     1,217,997
 44,000 IQ4HIRE, Inc. Pfd.* *** +                                     440
 50,800 Jackson Hewitt Tax Service, Inc.                        1,282,700
306,900 PeopleSupport, Inc.*                                    3,118,104
 20,700 Resources Connection, Inc.*                             1,124,217
326,475 SM&A*                                                   2,785,158
552,499 Wireless Facilities, Inc.*                              5,215,591
                                                             ------------
                                                               33,892,472
                                                             ------------

        UTILITIES - TELECOMMUNICATIONS 1.8%
420,875 Nextel Partners, Inc., Class A*                         8,223,898
                                                             ------------

        TOTAL COMMON AND PREFERRED STOCKS
        (COST $356,203,851)                                   435,123,381
                                                             ------------

        LIMITED PARTNERSHIP INTEREST 0.1%

        OTHER 0.1%
        Montagu Newhall Global Partners
        II-B, L.P.* *** +                                         320,889
                                                             ------------

        TOTAL LIMITED PARTNERSHIP INTEREST
        (COST $424,292)                                           320,889
                                                             ------------

December 31, 2004 (Unaudited)

  SHARES                                               VALUE
  ------                                               -----
        WARRANTS 0.0%

        ELECTRONICS - MEDICAL SYSTEMS 0.0%
162,021 Zonare Medical Systems, Inc.* *** +           $     -
                                                      -------

        ELECTRONICS - SEMICONDUCTORS/COMPONENTS 0.0%
 12,400 SiRF Technology Holdings, Inc.* *** +          77,128
                                                      -------

        TOTAL WARRANTS (COST $0)                       77,128
                                                      -------

  PRINCIPAL
   AMOUNT                                                              VALUE
  ---------                                                            -----
              SHORT-TERM INVESTMENTS 2.9%

              REPURCHASE AGREEMENT 2.9%
$13,257,000   Repurchase Agreement dated 12/31/04,
              1.45% due 1/03/05 with State Street Bank
              and Trust Co. collateralized by $10,520,000
              of United States Treasury Bonds 7.50% due
              11/15/16; value: $13,523,123; repurchase
              proceeds: $13,258,602+++ (cost $13,257,000)           $ 13,257,000
                                                                    ------------

              TOTAL SHORT-TERM INVESTMENTS
              (COST $13,257,000)                                      13,257,000
                                                                    ------------

              TOTAL INVESTMENTS
              (COST $369,885,143) 99.9%                              448,778,398

              OTHER ASSETS LESS LIABILITIES 0.1%                         354,913
                                                                    ------------

              NET ASSETS 100.0%                                     $449,133,311
                                                                    ============

              *Non-income producing.

              ***Security was fair valued under procedures adopted by the Board of Directors.

              +Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933.

              +++All or a portion of this Security has been designated as collateral for open short positions, written options or purchase commitments.

              ADR American Depositary Receipt.

              PIPE Private Investment in a Public Equity.

              See notes to Schedules of Investments.

U.S. TREASURY FUND - SCHEDULE OF INVESTMENTS
December 31, 2004 (Unaudited)

 PRINCIPAL
  AMOUNT                                                     VALUE
 ---------                                                   -----
           U.S. GOVERNMENT OBLIGATIONS 98.7%

$1,050,000 U.S. Treasury Bond, 5.375%, 2/15/31            $ 1,135,394
 3,500,000 U.S. Treasury Bond, 5.50%, 8/15/28               3,788,204
 3,300,000 U.S. Treasury Bond, 6.125%, 11/15/27             3,854,169
   800,000 U.S. Treasury Bond, 6.375%, 8/15/27                960,625
   540,000 U.S. Treasury Bond, 6.50%, 11/15/26                656,037
 1,470,000 U.S. Treasury Bond, 6.625%, 2/15/27              1,811,947
 1,750,000 U.S. Treasury Bond, 6.75%, 8/15/26               2,182,852
 2,755,000 U.S. Treasury Bond, 6.875%, 8/15/25              3,470,115
 5,430,000 U.S. Treasury Bond, 7.50%, 11/15/24              7,257,532
30,100,000 U.S. Treasury Strip, principal only, 11/15/21   12,936,378
 8,100,000 U.S. Treasury Strip, principal only, 8/15/25     2,844,979
17,415,000 U.S. Treasury Strip, principal only, 11/15/27    5,456,642
                                                          -----------

           TOTAL U.S. GOVERNMENT OBLIGATIONS
            (COST $41,136,087)                             46,354,874
                                                          -----------

           SHORT-TERM INVESTMENTS 0.8%

           REPURCHASE AGREEMENT 0.8%
   375,000 Repurchase Agreement dated 12/31/04,
           1.45% due 1/03/05 with State Street Bank
           and Trust Co. collateralized by $300,000
           of United States Treasury Bonds 7.50% due
           11/15/16; value $385,640; repurchase
           proceeds: $375,045 (cost $375,000)                 375,000
                                                          -----------

           TOTAL SHORT-TERM INVESTMENTS
           (COST $375,000)                                    375,000
                                                          -----------

           TOTAL INVESTMENTS (COST $41,511,087) 99.5%      46,729,874

           OTHER ASSETS LESS LIABILITIES 0.5%                 243,048
                                                          -----------

           NET ASSETS 100.0%                              $46,972,922
                                                          ===========

           See notes to Schedules of Investments.

WASATCH FUNDS - NOTES TO SCHEDULES OF INVESTMENTS DECEMBER 31, 2004 (UNAUDITED)

1. ORGANIZATION

      Wasatch Funds, Inc. is a Minnesota corporation registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and consists of 11 series or "funds" (each a "Fund" and collectively the "Funds"), ten of which are operational as of December 31, 2004. The Core Growth, Global Science & Technology, Heritage Growth, International Growth, Micro Cap, Micro Cap Value, Small Cap Growth, Small Cap Value and Ultra Growth Funds (collectively the "Equity Funds") are non-diversified funds and the Wasatch-Hoisington U.S. Treasury Fund ("U.S. Treasury Fund") is a diversified fund. Each Fund maintains its own investment objective. The Funds have entered into an investment advisory agreement with Wasatch Advisors, Inc. (the "Advisor") as investment advisor.

2. SIGNIFICANT ACCOUNTING POLICIES

      VALUATION OF SECURITIES - Securities are valued as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on the valuation date. Equity securities are valued using a commercial pricing service at the latest quoted sales price or official closing price taken from the primary market in which each security trades. Securities traded in the over-the-counter market and listed securities for which there were no transactions are valued at the closing bid price. Debt securities (other than short-term instruments) are valued at current market value by a commercial pricing service, or by using the last sale or bid price. Short-term securities, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Restricted securities, private placements, other illiquid securities and other securities for which market value quotations are not readily available are valued at fair value as determined by a designated Pricing Committee, comprised of personnel of the Advisor, under the supervision of the Board of Directors, in accordance with pricing procedures approved by the Board. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. For each applicable investment that is fair valued, the Pricing Committee considers, to the extent applicable, various factors including, but not limited to, the financial condition of the company or limited partnership, operating results, prices paid in follow-on rounds, comparable companies in the public market, the nature and duration of the restrictions for holding the securities, and other relevant factors.

   Additionally, a Fund's investments will be valued at fair value by the Pricing Committee if the Advisor determines that an event impacting the value of an investment occurred between the closing time of a security's primary market or exchange (for example, a foreign exchange or market) and the time the Fund's share price is calculated. Significant events include, but are not limited to the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Pricing Committee would determine the fair value of affected securities considering factors including, but not limited to: index options and futures traded subsequent to the close; ADRs, GDRs or other related receipts; currency spot or forward markets that trade after pricing of the foreign exchange; other derivative securities traded after the close such as WEBs and SPDRs; and alternative market quotes on the affected securities.

As of December 31, 2004, the aggregate amount of fair valued securities as a percentage of net assets for the Funds was as follows:

Core Growth Fund                   1.64%
Global Science & Technology Fund   0.09%
Heritage Growth Fund               0.73%
International Growth Fund             -
Micro Cap Fund                     1.04%
Micro Cap Value Fund               3.34%
Small Cap Growth Fund              0.20%
Small Cap Value Fund               4.11%
Ultra Growth Fund                  0.79%
U.S. Treasury Fund                    -

      FOREIGN CURRENCY TRANSLATIONS - Values of investments denominated in foreign currencies are converted into U.S. dollars using the current exchange rate. Purchases and sales of investments are translated into U.S. dollars using the current exchange rate prevailing on the transaction date. Transactions in foreign denominated assets may involve greater risks than domestic transactions, including currency, political, economic, regulatory and market risks.

      INVESTMENT IN SECURITIES-Security transactions are accounted for on the trade date.

      SHORT SALES - To a limited extent, the Equity Funds may enter into short sales whereby a fund sells a security it generally does not own (the security is borrowed), in anticipation of a decline in the security's price. If a fund shorts a security when also holding a long position in the security (a "short against the box"), as the security price declines, the short position increases in value, offsetting the long position's decrease in value. The opposite effect occurs if the security price rises. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of short positions.

      REPURCHASE AGREEMENTS -- The Funds may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase and the fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the fund has the right to use the collateral to offset losses incurred.

WASATCH FUNDS - NOTES TO SCHEDULES OF INVESTMENTS DECEMBER 31, 2004 (UNAUDITED)

3. TRANSACTIONS WITH AFFILIATES

      The following funds conducted transactions during the period ended December 31, 2004 with "affiliated companies" as defined by the Investment Company Act of 1940:

                                                                                                           AMOUNT OF
                                                                                             AMOUNT OF     GAIN (LOSS)
                                                                                             DIVIDENDS     REALIZED ON
                                                                                            CREDITED TO      SALE OF
                                                       SHARE ACTIVITY                       INCOME FOR     SHARES FOR
                                       -------------------------------------------------    THE PERIOD     THE PERIOD
                                       BALANCE                                 BALANCE        ENDED          ENDED
                                       9/30/04      PURCHASES       SALES      12/31/04      12/31/04       12/31/04
                                       ---------    ---------    ----------    ---------    ----------     -----------
CORE GROWTH FUND

Bimini Mortgage Management,
 Inc., Class A                         1,251,075           -              -    1,251,075    $  675,581     $         -
WCA Waste Corp.                          432,000     318,225              -      750,225             -               -
                                                                                            ----------     -----------
                                                                                            $  675,581     $         -

MICRO CAP FUND

Advanced Power Technology, Inc.          654,250      91,200              -      745,450    $        -     $         -
Covalent Group, Inc.                     948,500           -        795,600      152,900*            -        (199,802)
Encision, Inc.                           375,125           -              -      375,125             -               -
Enpath Medical, Inc.                     310,200      64,325              -      374,525             -               -
inTEST Corp.                             509,075      19,475              -      528,550             -               -
IRIDEX Corp.                             551,300      86,775          5,000      633,075             -          14,747
PSi Technologies Holdings, Inc. ADR    1,001,445           -          3,000      998,445             -         (50,351)
US Physical Therapy, Inc.                492,012     160,850              -      652,862             -               -
Vanguard Response Systems, Inc.        1,243,575           -              -    1,243,575*            -               -
                                                                                            ----------     -----------
                                                                                            $        -     $  (235,406)

MICRO CAP VALUE FUND

Security Business Bank of San Diego       53,000           -          3,000       50,000*   $        -     $    16,869
Steakhouse Partners, Inc.                250,000           -              -      250,000             -               -
                                                                                            ----------     -----------
                                                                                            $        -     $    16,869


SMALL CAP GROWTH FUND

AmSurg Corp.                           1,535,263           -              -    1,535,263    $        -     $         -

SMALL CAP VALUE FUND

Falcon Financial Investment Trust      1,011,725           -              -    1,011,725    $   50,586     $         -
Supertex, Inc.                           672,225           -         91,700      580,525*            -         238,564
Transport Corporation of America, Inc.   315,642      72,800              -      388,442             -               -
USA Truck, Inc.                          472,250           -              -      472,250             -               -
Whitehall Jewellers, Inc.                845,568           -         50,000      795,568             -        (358,635)
                                                                                            ----------     -----------
                                                                                            $   50,586     $  (120,071)

*No longer affiliated as of December 31, 2004.

WASATCH FUNDS - NOTES TO SCHEDULES OF INVESTMENTS DECEMBER 31, 2004 (UNAUDITED)

4. RESTRICTED AND ILLIQUID SECURITIES

      The Funds may own investments that were purchased through private placement transactions or under Rule 144A under the Securities Act of 1933 (the "Securities Act") and cannot be sold without prior registration under the Securities Act or may be limited due to certain restrictions. These securities are generally deemed to be illiquid and are valued at fair value as determined by a designated Pricing Committee, comprised of personnel of the Advisor, under the supervision of the Board of Directors, in accordance with pricing procedures approved by the Board. If and when such securities are registered, the costs of registering such securities are paid by the issuer. At December 31, 2004, the Funds held the following restricted and illiquid securities:

                                            SECURITY                ACQUISITION      ACQUISITION       FAIR        VALUE AS %
                                               TYPE                    DATE              COST          VALUE      OF NET ASSETS
                                   ---------------------------  -------------------  ------------  -------------  -------------
CORE GROWTH FUND

Brantley Mezzanine Finance, LLC          Common Units                  9/21/04       $     60,000   $     60,000           -
Brantley Mezzanine Finance, LLC,
 10.00%,  9/21/09                       Corporate Bond                 9/21/04          2,940,000      2,942,585       0.17%
Fieldstone Investment Corp.              Common Stock           11/10/03 - 11/11/03    13,355,388     14,622,894       0.85%
Provident Senior Living Trust            Common Stock           7/26/04 - 12/21/04     10,189,391     10,685,200       0.62%
                                                                                     ------------   ------------  ---------
                                                                                     $ 26,544,779   $ 28,310,679       1.64%

GLOBAL SCIENCE & TECHNOLOGY FUND

Acusphere, Inc.                             Warrants             7/29/04 - 10/20/04  $          -   $          -          -
Montagu Newhall Global Partners
 II-B, L.P.                               LP Interest            10/10/03 - 3/10/04        47,144         35,654       0.05%
SiRF Technology Holdings, Inc.             Warrants                    1/11/02                  -         26,591       0.03%
Xtera Communications, Inc.,
 Series A-1                              Preferred Stock                9/3/03              7,076          7,076       0.01%
                                                                                     ------------   ------------  ---------
                                                                                     $     54,220   $     69,321       0.09%

HERITAGE GROWTH FUND

Provident Senior Living Trust             Common Stock           7/26/04 - 12/21/04  $  1,400,228   $  1,472,800       0.73%

MICRO CAP FUND

DrugMax, Inc. PIPE, Series A       Convertible Preferred Stock         12/1/04       $  3,200,000   $  3,071,264       0.54%
DrugMax, Inc.                               Warrants                   12/1/04                  -              -          -
Fieldstone Investment Corp.              Common Stock           11/10/03 - 11/11/03     2,632,803      2,882,682       0.50%
                                                                                     ------------   ------------  ---------
                                                                                     $  5,832,803   $  5,953,946       1.04%

MICRO CAP VALUE FUND

Ace Security Laminates Corp. PIPE         Common Stock                 11/23/04      $    420,921   $    331,294       0.35%
Ace Security Laminates Corp.                Warrants                   11/23/04                 -              -          -
Acusphere, Inc.                             Warrants             7/29/04 - 10/20/04             -              -          -
CorVu Corp.                                 Warrants                   11/17/03                 -              -          -
DrugMax, Inc. PIPE, Series A       Convertible Preferred Stock         12/1/04            800,000        767,816       0.82%
DrugMax, Inc.                               Warrants                   12/1/04                  -              -          -
Fieldstone Investment Corp.               Common Stock          11/10/03 - 11/11/03       732,436        801,918       0.85%
Medical Properties Trust, Inc.            Common Stock                  3/31/04           362,500        371,562       0.39%
Saxon Energy Services, Inc. PIPE      Subscription Receipt*            12/22/04           403,429        506,011       0.54%
WPCS International, Inc. PIPE             Common Stock                 11/16/04           500,000        366,630       0.39%
WPCS International, Inc.                    Warrants                   11/16/04                 -              -          -
                                                                                     ------------   ------------  ---------
                                                                                     $  3,219,286   $  3,145,231       3.34%

SMALL CAP GROWTH FUND

Elder Health, Inc., Series G             Preferred Stock               11/1/04       $    571,428   $    571,428       0.04%
Montagu Newhall Global Partners
 II-B, L.P.                               LP Interest            10/10/03 - 3/10/04       471,435        356,544       0.03%
SiRF Technology Holdings, Inc.              Warrants                   1/11/02                  -        250,343       0.02%
Zonare Medical Systems, Inc.,
 Series E                                Preferred Stock                6/30/04         1,500,000      1,499,756       0.11%
Zonare Medical Systems, Inc.                Warrants                    6/30/04                 -              -          -
                                                                                     ------------   ------------  ---------
                                                                                     $  2,542,863   $  2,678,071       0.20%

--------
* Each Subscription Receipt is exchangeable for one (1) common share and one half (1/2) of one common share purchase warrant.

WASATCH FUNDS - NOTES TO SCHEDULES OF INVESTMENTS DECEMBER 31, 2004 (UNAUDITED)

                                               SECURITY         ACQUISITION      ACQUISITION     FAIR       VALUE AS %
                                                 TYPE               DATE            COST         VALUE     OF NET ASSETS
                                            ---------------  ------------------  -----------  -----------  -------------
SMALL CAP VALUE

Brantley Mezzanine Finance, LLC              Common Units         9/21/04        $    40,000  $    40,000              -
Brantley Mezzanine Finance, LLC, 10.00%,
 9/21/09                                    Corporate Bond        9/21/04          1,960,000    1,961,724           0.24%
Fieldstone Investment Corp.                  Common Stock   11/10/03 - 11/11/03    6,700,984    7,336,908           0.90%
JER Investors Trust, Inc.                    Common Stock    5/27/04 - 12/9/04     6,033,919    6,070,578           0.74%
KKR Financial Corp.                          Common Stock          8/5/04          3,600,000    3,780,000           0.46%
Medical Properties Trust, Inc.               Common Stock         3/31/04          3,255,000    3,336,375           0.41%
Provident Senior Living Trust                Common Stock    7/26/04 - 12/21/04   10,550,756   11,167,200           1.36%
                                                                                 -----------  -----------  -------------
                                                                                 $32,140,659  $33,692,785           4.11%

ULTRA GROWTH FUND

Elder Health, Inc., Series G                Preferred Stock       11/1/04        $   571,428  $   571,428           0.13%
IQ4HIRE, Inc.                               Preferred Stock        9/7/00            110,000          440              -
Montagu Newhall Global Partners II-B, L.P.    LP Interest    10/10/03 - 3/10/04      424,292      320,889           0.07%
NXStage Medical, Inc., Series F             Preferred Stock       8/18/04          1,500,000    1,500,000           0.33%
SiRF Technology Holdings, Inc.                 Warrants           1/11/02                  -       77,128           0.02%
Xtera Communications, Inc., Series A-1      Preferred Stock        9/3/03             99,065       99,064           0.02%
Zonare Medical Systems, Inc., Series E      Preferred Stock       6/30/04          1,000,000      999,837           0.22%
Zonare Medical Systems, Inc.                   Warrants           6/30/04                  -            -              -
                                                                                 -----------  -----------  -------------
                                                                                 $ 3,704,785  $ 3,568,786           0.79%

PIPE Private Investment in a Public Equity

LP Limited Partnership Interest



5. PURCHASE COMMITMENTS

In September 2003, the Global Science & Technology, Small Cap Growth and Ultra Growth Funds entered in to subscription agreements to acquire limited partnership interests in Montagu Newhall Global Partners II, L.P. The remaining commitment amounts at December 31, 2004 are $450,000, $4,500,000 and $4,050,000, respectively. Securities held by the Funds have been designated to meet these purchase commitments.

In November 2004, the Small Cap Growth and Ultra Growth Funds entered into subscription agreements to acquire shares of Elder Health, Inc., Series G Pfd. The remaining commitment amounts at December 31, 2004 are $428,572 per fund. Securities held by the Funds have been designated to meet these purchase commitments.

ITEM 2.     CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this Form N-Q based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
      under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WASATCH FUNDS, INC.

By:   /s/ Samuel S. Stewart, Jr.
      --------------------------
      Samuel S. Stewart, Jr.
      President (principal executive officer) of Wasatch Funds, Inc.

Date: February 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Samuel S. Stewart, Jr.
      --------------------------
      Samuel S. Stewart, Jr.
      President (principal executive officer) of Wasatch Funds, Inc.

Date: February 28, 2005

By:   /s/ Venice F. Edwards
      --------------------------
      Venice F. Edwards
      Vice President/Treasurer (principal financial and accounting officer) of Wasatch Funds, Inc.

Date: February 28, 2005